Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan 4, 2013
Entity Registrant Name	AURORA GOLD CORP
Entity Central Index Key	0001037049
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 1,241	$ 237,426	$ 579,191
Prepaid expenses and other assets			20,154
Total current assets	1,241	237,426	599,345
Non-current assets
Mineral property reclamation bonds			325,221
Buildings and equipment, net			849,445
Participating interest in mineral property (Note 3)			1,758,685
Total non-current assets			2,933,351
Total assets	1,241	237,426	3,532,696
Current liabilities
Accounts payable and accrued expenses	254,974	400,644	354,755
Advances payable		45,000
Accounts payable and accrued expenses - related parties	240,419		17,264
Advances payable - related party	82,000	92,000
Total current liabilities	577,393	537,644	372,019
Stockholders' Equity (Deficiency)
Common stock Authorized: 300,000,000 (December 31, 2011: 300,000,000; 2010: 300,000,000) common shares with par value of $0.001 each Issued and outstanding: 114,144,706 (December 31, 2011: 109,912,589; 2010: 88,703,868) common shares	114,145	109,913	88,704
Advances for stock subscriptions		20,000
Additional paid-in capital	22,346,349	22,040,994	20,938,292
Accumulated deficit during the exploration stage	(22,966,943)	(22,400,600)	(17,773,262)
Accumulated other comprehensive income (loss)	(69,703)	(70,525)	(93,057)
Stockholder' equity (deficiency)	(576,152)	(300,218)	3,160,677
Total liabilities and stockholders' equity (deficiency)	$ 1,241	$ 237,426	$ 3,532,696

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	114,144,706	109,912,589	88,703,868
Common stock, shares outstanding	114,144,706	109,912,589	88,703,868

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		195 Months Ended	203 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Operating Expenses
General and administrative	$ 27,995	$ 54,095	$ 218,587	$ 139,250	$ 550,655	$ 397,848	$ 2,336,914	$ 2,555,501
Depreciation and amortization		6,538		22,001	27,897	17,738	145,126	145,126
Imputed interest on loan payable - related party							1,560	1,560
Interest and bank charges	584	1,461	1,173	6,540	7,867	26,148	394,257	395,430
Foreign exchange loss (gain)		(3,702)	1,563	486	(1,613)	7,778	(15,319)	(13,756)
Professional fees - accounting and legal	47,674	25,219	80,450	189,198	241,125	428,543	1,808,036	1,888,486
Property search and negotiation						150,000	479,695	479,695
Salaries, management and consulting fees	80,947	95,098	227,707	406,398	668,926	629,715	3,471,173	3,698,880
Expenses					1,494,857	1,657,770	8,621,442
Exploration expenses	7,772	23,055	131,724	261,304	307,613	644,313	9,731,339	9,863,063
Write-off of equipment					67,357		240,338	240,338
Total Operating Expenses	164,972	201,764	661,204	1,025,177	1,869,827	2,302,083	18,593,119	19,254,323
Other income (loss)
Gain (loss) on disposition of subsidiary		(245,221)		(2,757,511)	(2,757,511)		(2,541,037)	(2,541,037)
Interest income							22,353	22,353
Gain on sale of rights to Matupa agreement (net)							80,237	80,237
Loss on investments							(37,971)	(37,971)
Loss on spun-off operations							(316,598)	(316,598)
Gain (loss) on extinguishment of liabilities/debt	94,860		94,860				(1,014,465)	(919,605)
Total other income (loss)	94,860	(245,221)	94,860	(2,757,511)	(2,757,511)		(3,807,481)	(3,712,621)
Net Loss	(70,112)	(446,985)	(566,344)	(3,782,688)	(4,627,338)	(2,302,083)	(22,400,600)	(22,966,944)
Other comprehensive income (loss)
Foreign currency translation adjustments	(2,875)	591	822	2,510	22,532	(198)
Comprehensive income (loss)	$ (72,987)	$ (446,394)	$ (565,522)	$ (3,780,178)
Net Loss Per Share - Basic and Diluted		$ 0	$ (0.01)	$ (0.04)	$ (0.05)	$ (0.03)
Weighted Average Shares Outstanding - Basic and Diluted	114,144,706	89,540,183	112,726,318	89,036,372	90,537,439	81,069,047

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		195 Months Ended	203 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash Flows From Operating Activities
Net loss for the period	$ (566,344)	$ (3,782,688)	$ (4,627,338)	$ (2,302,083)	$ (22,400,600)	$ (22,966,944)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation and amortization		22,001	27,897	17,738	145,126	145,126
Stock compensation expense on stock option grants	55,660		393,557		1,568,352	1,624,012
Expenses satisfied with issuance of common stock		24,500	243,254	210,000	1,202,054	1,202,054
Expenses satisfied with transfer of marketable securities					33,903	33,903
Imputed interest on loan payable - related parties					1,560	1,560
Write-off of mineral property assets			67,357		240,338	240,338
Adjustment for spin-off of Aurora Metals (BVI) Limited					316,498	316,498
Loss on disposal of subsidiary		2,757,511	2,757,511		2,757,511	2,757,511
Realized loss on investments					37,971	37,971
Gain on sale of rights to Matupa agreement (net)					(80,237)	(80,237)
(Gain) loss on extinguishment of liabilities/debt	(94,860)				1,014,465	919,605
Foreign exchange (gain) loss related to notes payable					(24,534)	(24,534)
Change in operating assets and liabilities
Decrease (Increase) in receivables and other assets					(206,978)	(206,978)
(Increase) decrease in prepaid expenses and other assets		(7,016)	20,344	54,449	(20,459)	(20,459)
Increase (decrease) in accounts payable and accrued expenses (including related party)	224,063	(732)	55,343	(403,216)	1,107,051	1,331,114
Net Cash Used in Operating Activities	(381,481)	(986,424)	(1,062,075)	(2,423,112)	(14,307,979)	(14,689,460)
Cash Flows From Investing Activities
Purchase of equipment				(17,800)	(205,348)	(205,348)
Proceeds on disposal of equipment					16,761	16,761
Payment for mineral property Reclamation Bonds		80,000	80,000	(325,221)	(245,221)	(245,221)
Proceeds from disposition of marketable securities					32,850	32,850
Acquisition of mineral property costs and related equipment				(500,000)	(672,981)	(672,981)
Payment for incorporation cost					(11,511)	(11,511)
Net Cash Provided by (Used in) Investing Activities		80,000	80,000	(843,021)	(1,085,450)	(1,085,450)
Cash Flows From Financing Activities
Proceeds from common stock less issuance costs	96,473	167,100	507,100	3,895,000	14,044,439	14,140,912
Loan proceeds from related party					289,000	289,000
Net proceeds from (payments on) convertible notes and loans				(500,000)	969,252	969,252
Net proceeds from (payments on) advances payable		257,000	45,000	(50,000)	45,000	45,000
Net proceeds from (payments on) advances payable - related parties	50,000		92,000	(50,000)	92,000	142,000
Net Cash Provided by Financing Activities	146,473	424,100	644,100	3,295,000	15,439,691	15,586,164
Effect of Exchange Rate Changes on Cash	(1,177)	(3,565)	(3,790)	(6,633)	191,164	189,987
(Decrease) Increase in Cash	(236,185)	(485,889)	(341,765)	22,234	237,426	1,241
Cash at Beginning of Period	237,426	579,191	579,191	556,957
Cash at End of Period	$ 1,241	$ 93,302	$ 237,426	$ 579,191	$ 237,426	$ 1,241

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Comprehensive (Loss) [Member]	Advances for Stock Subscriptions [Member]	Accumulated (Deficit) during Exploration Stage [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	First Equity Issuance [Member]	First Equity Issuance [Member] Common Stock [Member]	First Equity Issuance [Member] Additional Paid-in Capital [Member]	First Equity Issuance [Member] Comprehensive (Loss) [Member]	First Equity Issuance [Member] Advances for Stock Subscriptions [Member]	First Equity Issuance [Member] Accumulated (Deficit) during Exploration Stage [Member]	First Equity Issuance [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Second Equity Issuance [Member]	Second Equity Issuance [Member] Common Stock [Member]	Second Equity Issuance [Member] Additional Paid-in Capital [Member]	Second Equity Issuance [Member] Comprehensive (Loss) [Member]	Second Equity Issuance [Member] Advances for Stock Subscriptions [Member]	Second Equity Issuance [Member] Accumulated (Deficit) during Exploration Stage [Member]	Second Equity Issuance [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Third Equity Issuance [Member]	Third Equity Issuance [Member] Common Stock [Member]	Third Equity Issuance [Member] Additional Paid-in Capital [Member]	Third Equity Issuance [Member] Advances for Stock Subscriptions [Member]	Third Equity Issuance [Member] Accumulated (Deficit) during Exploration Stage [Member]	Third Equity Issuance [Member] Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Oct. 10, 1995
Balance, shares at Oct. 10, 1995
Issuance of common stock for:
- settlement of indebtedness	11,461	11,461
- settlement of indebtedness, shares		11,461,153
Net loss for the period
Comprehensive income (loss)
Balance at Dec. 31, 1995	11,461	11,461
Balance, shares at Dec. 31, 1995		11,461,153
Adjustment for reverse stock split	(7,641)	(7,641)
Adjustment for reverse stock split, shares		(7,640,766)
Issuance of common stock for:
- cash	347,561	5,800	341,761
- cash, shares		5,800,000
- resource property	3,000	300	2,700
- resource property, shares		300,000
Net loss for the period	(361,208)			(361,208)		(361,208)
Comprehensive income (loss)				(361,208)
Balance at Dec. 31, 1996	(6,827)	9,920	344,461			(361,208)
Balance, shares at Dec. 31, 1996		9,920,387
Issuance of common stock for:
- cash	745,158	750	744,408
- cash, shares		750,000
Net loss for the period	(615,880)			(615,880)		(615,880)
Comprehensive income (loss)				(615,880)
Balance at Dec. 31, 1997	122,451	10,670	1,088,869			(977,088)
Balance, shares at Dec. 31, 1997		10,670,387
Issuance of common stock for:
- settlement of indebtedness	68,697	96	68,601
- settlement of indebtedness, shares		96,105
- cash								250,000	200	249,800					53,750	72	53,678					107,500	143	107,357
- cash, shares									200,000							71,667							143,333
Grant of options to consultants	172,100		172,100
Grant of options to employees and directors	518,900		518,900
Net loss for the period	(1,151,604)			(1,151,604)		(1,151,604)
Comprehensive income (loss)				(1,151,604)
Balance at Dec. 31, 1998	141,794	11,181	2,259,304			(2,128,692)
Balance, shares at Dec. 31, 1998		11,181,492
Issuance of common stock for:
- settlement of indebtedness	160,382	231	160,151
- settlement of indebtedness, shares		231,286
- cash	15,000	23	14,977
- cash, shares		22,871
- finder's fees and expenses	20,312	25	20,287
- finder's fees and expenses, shares		25,000
Grant of options to consultants	29,500		29,500
Cash advanced on stock subscriptions	425,000				425,000
Net loss for the period	(855,391)			(855,391)		(855,391)
Comprehensive income (loss)				(855,391)
Balance at Dec. 31, 1999	(63,403)	11,461	2,484,219		425,000	(2,984,083)
Balance, shares at Dec. 31, 1999		11,460,649
Issuance of common stock for:
- settlement of indebtedness	99,500	199	99,301
- settlement of indebtedness, shares		199,000
- cash									350	174,650		(175,000)				550	249,450		(250,000)
- cash, shares									350,000							550,000
Cancellation of shares in April 2000	(56,691)	(91)	(56,600)
Cancellation of shares in April 2000		(90,706)
Exercise of options	4,050	405	3,645
Exercise of options, shares		405,000
Spin-off of Aurora Metals (BVI) Limited	316,498		316,498
Net loss for the period	(677,705)			(677,705)		(677,705)
Comprehensive income (loss)				(677,705)
Balance at Dec. 31, 2000	(377,751)	12,874	3,271,163			(3,661,788)
Balance, shares at Dec. 31, 2000		12,873,943
Issuance of common stock for:
Net loss for the period	128,545			128,545		128,545
- Unrealized holding losses on available-for-sale securities	(141,928)			(141,928)			(141,928)
Comprehensive income (loss)				(13,383)
Balance at Dec. 31, 2001	(391,134)	12,874	3,271,163			(3,533,243)	(141,928)
Balance, shares at Dec. 31, 2001		12,873,943
Issuance of common stock for:
- settlement of indebtedness	355,200	3,708	351,492
- settlement of indebtedness, shares		3,708,038
Net loss for the period	(137,329)			(137,329)		(137,329)
- Unrealized holding losses on available-for-sale securities	141,928			141,928			141,928
Comprehensive income (loss)				4,599
Balance at Dec. 31, 2002	(31,335)	16,582	3,622,655			(3,670,572)
Balance, shares at Dec. 31, 2002		16,581,981
Issuance of common stock for:
- settlement of indebtedness	117,558	2,752	114,806
- settlement of indebtedness, shares		2,752,450
- cash	25,000	100	24,900
- cash, shares		100,000
Net loss for the period	(96,404)			(96,404)		(96,404)
- Unrealized holding losses on available-for-sale securities
Comprehensive income (loss)				(96,404)
Balance at Dec. 31, 2003	14,819	19,434	3,762,361			(3,766,976)
Balance, shares at Dec. 31, 2003		19,434,431
Issuance of common stock for:
- cash	22,500	100	22,400
- cash, shares		100,000
Imputed interest	1,560		1,560
Net loss for the period	(223,763)			(223,763)		(223,763)
- Unrealized holding losses on available-for-sale securities
Comprehensive income (loss)				(223,763)
Balance at Dec. 31, 2004	(184,884)	19,534	3,786,321			(3,990,739)
Balance, shares at Dec. 31, 2004		19,534,431
Issuance of common stock for:
- settlement of indebtedness	162,500	3,684	158,816
- settlement of indebtedness, shares		3,684,091
- cash	650,000	13,000	637,000
- cash, shares		13,000,000
Net loss for the period	(457,271)					(457,271)
- Unrealized holding losses on available-for-sale securities	(4,614)						(4,614)
Balance at Dec. 31, 2005	165,731	36,218	4,582,137			(448,010)	(4,614)
Balance, shares at Dec. 31, 2005		36,218,522
Issuance of common stock for:
- cash								3,890,000	8,000	3,882,000					500,000	1,000	499,000
- cash, shares									8,000,000							1,000,000
- finder's fees and expenses	175,000	250	174,750
- finder's fees and expenses, shares		250,000
Net loss for the period	(5,463,855)			(5,463,855)		(5,463,855)
- Foreign currency translation adjustments	(3,692)			(3,692)			(3,692)
- Reclassification adjustment for losses on available-for-sale securities included in net loss	4,614			4,614			4,614
Comprehensive income (loss)				(5,462,933)
Balance at Dec. 31, 2006	(732,202)	45,468	9,137,887			(9,911,865)	(3,692)
Balance, shares at Dec. 31, 2006		45,468,522
Issuance of common stock for:
- settlement of indebtedness	50,000	250	49,750
- settlement of indebtedness, shares		250,000
- cash								250,000	500	249,500					1,250,000	5,000	1,245,000					800,000	4,000	796,000
- cash, shares									500,000							5,000,000							4,000,000
Stock option compensation expense	454,295		454,295
Net loss for the period	(3,259,732)			(3,259,732)		(3,259,732)
- Foreign currency translation adjustments	(65,255)			(65,255)			(65,255)
Comprehensive income (loss)				(3,324,987)
Balance at Dec. 31, 2007	(1,252,894)	55,218	11,932,432			(13,171,597)	(68,947)
Balance, shares at Dec. 31, 2007		55,218,522
Issuance of common stock for:
- settlement of indebtedness	156,200	2,603	153,597
- settlement of indebtedness, shares		2,603,333
- finder's fees and expenses	25,000	250	24,750
- finder's fees and expenses, shares		250,000
Net loss for the period	(520,105)			(520,105)		(520,105)
- Foreign currency translation adjustments	36,259			36,259			36,259
Comprehensive income (loss)				(483,846)
Balance at Dec. 31, 2008	(1,555,540)	58,071	12,110,779			(13,691,702)	(32,688)
Balance, shares at Dec. 31, 2008		58,071,855
Issuance of common stock for:
- settlement of indebtedness								1,753,616	5,000	1,748,616					17,999	100	17,899					35,761	150	35,611
- settlement of indebtedness, shares									5,000,000							100,000							150,000
- cash								258,000	3,000	255,000					500,000	1,667	498,333
- cash, shares									3,000,000							1,666,667
- finder's fees and expenses	42,000	420	41,580
- finder's fees and expenses, shares		420,000
Net loss for the period	(1,779,477)			(1,779,477)		(1,779,477)
- Foreign currency translation adjustments	(60,171)			(60,171)			(60,171)
Comprehensive income (loss)				(1,839,648)
Balance at Dec. 31, 2009	(787,812)	68,408	14,707,818			(15,471,179)	(92,859)
Balance, shares at Dec. 31, 2009		68,408,522
Issuance of common stock for:
- settlement of indebtedness								48,150	161	47,989					97,620	325	97,295
- settlement of indebtedness, shares									160,500							325,400
- cash	3,895,000	14,110	3,880,890
- cash, shares		14,109,446
- finder's fees and expenses								60,000	200	59,800					150,000	500	149,500
- finder's fees and expenses, shares									200,000							500,000
- non cash property acquisition in June 2010 at $0.40 per share	2,000,000	5,000	1,995,000
- non cash property acquisition in June 2010 at $0.40 per share, shares		5,000,000
Net loss for the period	(2,302,083)			(2,302,083)		(2,302,083)
- Foreign currency translation adjustments	(198)			(198)			(198)
Comprehensive income (loss)				(2,302,281)
Balance at Dec. 31, 2010	3,160,677	88,704	20,938,292			(17,773,262)	(93,057)
Balance, shares at Dec. 31, 2010		88,703,868
Issuance of common stock for:
- settlement of indebtedness								24,500	150	24,350					218,754	10,938	207,816
- settlement of indebtedness, shares									150,000							10,937,721
- cash								167,100	1,671	165,429					320,000	8,000	312,000					20,000			20,000
- cash, shares									1,671,000							8,000,000
- finder's fees and expenses		450	(450)
- finder's fees and expenses, shares		450,000
Stock option compensation expense	393,557		393,557
Net loss for the period	(4,627,338)			(4,627,338)		(4,627,338)
- Foreign currency translation adjustments	22,532			22,532			22,532
Comprehensive income (loss)				(4,604,806)
Balance at Dec. 31, 2011	(300,218)	109,913	22,040,994		20,000	(22,400,600)	(70,525)
Balance, shares at Dec. 31, 2011		109,912,589
Issuance of common stock for:
- settlement of indebtedness								119,454	1,991	117,463					18,000	300	17,700
- settlement of indebtedness, shares									1,990,900							300,000
- cash								17,513				17,513			78,960	1,316	77,644
- cash, shares																1,316,000
Cash advanced on stock subscriptions		625	36,888		(37,513)
Issuance of common stock in April 2012 for Advances for Stock Subscriptions, shares		625,217
Stock option compensation expense	55,660		55,660
Net loss for the period	(566,344)					(566,344)
- Foreign currency translation adjustments	822						822
Comprehensive income (loss)	(565,522)
Balance at Sep. 30, 2012	$ (576,152)	$ 114,145	$ 22,346,349			$ (22,966,944)	$ (69,703)
Balance, shares at Sep. 30, 2012		114,144,706

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	1 Months Ended
	Apr. 30, 2012	May 31, 2011	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2008	Sep. 30, 2007	Aug. 31, 2007	Jul. 31, 2007	Mar. 31, 2007	Feb. 28, 2006	Jul. 31, 2005	Jan. 31, 2004	Dec. 31, 2003	Jun. 30, 2000	Mar. 31, 1999	Feb. 28, 1999	Dec. 31, 1998	Nov. 30, 1998	May 31, 1998	Mar. 31, 1997	Apr. 30, 2012 First Equity Issuance [Member]	Mar. 31, 2012 First Equity Issuance [Member]	Dec. 31, 2011 First Equity Issuance [Member]	Sep. 30, 2011 First Equity Issuance [Member]	Sep. 30, 2010 First Equity Issuance [Member]	Nov. 30, 2009 First Equity Issuance [Member]	Sep. 30, 2009 First Equity Issuance [Member]	Dec. 31, 2006 First Equity Issuance [Member]	Mar. 31, 2000 First Equity Issuance [Member]	Apr. 30, 2012 Second Equity Issuance [Member]	Mar. 31, 2012 Second Equity Issuance [Member]	Dec. 31, 2011 Second Equity Issuance [Member]	Sep. 30, 2011 Second Equity Issuance [Member]	Sep. 30, 2010 Second Equity Issuance [Member]	Nov. 30, 2009 Second Equity Issuance [Member]	Sep. 30, 2009 Second Equity Issuance [Member]	Dec. 31, 2006 Second Equity Issuance [Member]	Mar. 31, 2000 Second Equity Issuance [Member]	Dec. 31, 2011 Third Equity Issuance [Member]	Sep. 30, 2010 Third Equity Issuance [Member]	Sep. 30, 2009 Third Equity Issuance [Member]
Issuance of common stock, per share	$ 0.06	$ 0.042	$ 0.4	$ 0.3	$ 0.3	$ 0.06	$ 0.1	$ 0.2	$ 0.2	$ 0.25	$ 0.5	$ 0.5	$ 0.05	$ 0.25	$ 0.25		$ 0.656	$ 0.81	$ 0.75	$ 0.75	$ 1.25	$ 1	$ 0.06	$ 0.06	$ 0.02	$ 0.1	$ 0.3	$ 0.18	$ 0.15	$ 0.7	$ 0.5	$ 0.06	$ 0.06	$ 0.04	$ 0.16	$ 0.3	$ 0.24	$ 0.1	$ 0.5	$ 0.455	$ 0.04	$ 0.3	$ 0.1
Issuance of common stock, issuance date	Apr 30, 2012	May 31, 2011	Jun 30, 2010	Apr 30, 2010	Dec 31, 2009	Dec 31, 2008	Jul 31, 2008	Sep 30, 2007	Aug 31, 2007	Jul 31, 2007	Mar 31, 2007	Feb 28, 2006	Jul 31, 2005	Jan 31, 2004	Dec 31, 2003	Jun 30, 2000	Mar 31, 1999	Feb 28, 1999	Dec 31, 1998	Nov 30, 1998	May 31, 1998	Mar 31, 1997	Apr 30, 2012	Mar 31, 2012	Dec 31, 2011	Sep 30, 2011	Jun 30, 2010	Nov 30, 2009	Sep 30, 2009	Dec 31, 2006	Mar 31, 2000	Apr 30, 2012	Mar 31, 2012	Dec 31, 2011	Sep 30, 2011	Sep 30, 2010	Nov 30, 2009	Sep 30, 2009	Dec 31, 2006	Mar 31, 2000	Dec 31, 2011	Sep 30, 2010	Sep 30, 2009
Issuance of common stock, shares				1,126,111
Issuance of common stock, issuance costs												$ 110,000										$ 4,842

Organization, Nature of Business, Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Nature of Business, Going Concern and Management's Plans [Abstract]
Organization, Nature of Business, Going Concern and Management's Plans
1.	Organization, Nature of Business, Going Concern and Management's Plans

Aurora Gold Corporation ("the Company") was formed on October 10, 1995 under the laws of the State of Delaware and is in the business of location, acquisition, exploration and, if warranted, development of mineral properties. The Company's focus is on the exploration and development of its exploration properties located in the Tapajos Gold Province, State of Pará, Brazil (see Note 3). The Company has not yet determined whether its properties contain mineral reserves that may be economically recoverable and has not generated any operating revenues to date.

These interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The general business strategy of the Company is to acquire mineral properties either directly or through the acquisition of operating entities. The Company has incurred recurring operating losses since inception, has not generated any operating revenues to date and during the period ended September 30, 2012, operating activities used cash of $381,481 (September 30, 2011: $986,424). The Company requires additional funds to meet its obligations and maintain its operations.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. Management's plans in this regard are to raise equity financing through private or public equity investment in order to support existing operations and expand its business. The Company currently has a Prospectus out on offer and these details are included in further detail in these notes. There is however no assurance that such additional funding will be available to the Company when required, or on terms acceptable to the Company. In the event that the Company cannot obtain additional funds, on a timely basis, or the operations do not generate sufficient cash flow, the Company may be forced to curtail development or cease activities. These consolidated financial statements do not include any adjustments that might result from this uncertainty.

1. Nature of Business and Going Concern

Aurora Gold Corporation ("the Company") was formed on October 10, 1995 under the laws of the State of Delaware and is in the business of location, acquisition, exploration and, if warranted, development of mineral properties. The Company's focus is on the exploration and development of its exploration properties located in the Tapajos Gold Province, State of Pará, Brazil (see Note 3). The Company has not yet determined whether its properties contain mineral reserves that may be economically recoverable and has not generated any operating revenues to date.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The general business strategy of the Company is to acquire mineral properties either directly or through the acquisition of operating entities. The Company has incurred recurring operating losses since inception, has not generated any operating revenues to date and during 2011 operating activities used cash of $1,062,075 (2010: $2,423,112). The Company requires additional funds to meet its obligations and maintain its operations.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. Management's plans in this regard are to raise equity financing through private or public equity investment in order to support existing operations and expand its business. There is no assurance that such additional funds will be available to the Company when required or on terms acceptable to the Company. In the event that the Company cannot obtain additional funds, on a timely basis, or the operations do not generate sufficient cash flow, the Company may be forced to curtail development or cease activities. These consolidated financial statements do not include any adjustments that might result from this uncertainty.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

a.	Basis of Preparation

The Company follows accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets accounting principles generally accepted (GAAP) in the United States that the Company follows to ensure they consistently report their financial condition, results of operations, and cash flows. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (ASC) or also referred to as Codification.

These interim consolidated financial statements have been prepared in accordance with GAAP and include the accounts of the Company and its wholly owned subsidiaries, Aurora Gold Mineração Ltda ("Aurora Gold Mineração") and AGC Resources LLC ("AGC") (through to date of disposition of AGC, June 14, 2011). Collectively, they are referred to herein as "the Company". Significant inter-company accounts and transactions have been eliminated.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such Securities and Exchange Commission (SEC) rules and regulations. The interim period consolidated financial statements should be read together with the audited consolidated financial statements and accompanying notes included in the Company's audited consolidated financial statements for the year ended December 31, 2011. In the opinion of the management of the Company, the unaudited consolidated financial statements contained herein contain all adjustments (consisting of a normal recurring nature) necessary to present a fair statement of the results of the interim periods presented.

b.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

c.	Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity date of three months or less when purchased. The Company has cash equivalents of $1,241 and $93,302 at September 30, 2012 and 2011 respectively. Amounts paid for income taxes during the periods ended September 30, 2012 and 2011 were nil; and for interest paid nil respectively.

d.	Buildings and Equipment

Buildings and equipment are carried at cost (including development and preproduction costs, capitalized interest, other financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred. On the commencement of commercial production, depletion of each mining property is provided on the unit-of-production basis, using estimated proven and probable reserves as the depletion basis. Buildings and equipment utilized directly in commercial mining activities are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method. Depreciation for non-mining equipment is provided over the following useful lives:

-	Vehicles	10 years
-	Office equipment, furniture and fixtures	2 to 10 years

The Company reviews the carrying values of its buildings and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with values beyond proven and probable reserves and resources. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular property for which there are identifiable cash flows. Buildings and equipment utilized directly in commercial mining activities are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method.

e.	Mineral Property Reclamation Bonds and Other Related Refundable Costs

Costs paid for the purchase of reclamation bonds and other related costs that are refundable are capitalized. If amounts paid are not to be refunded then they will be expensed when it is determined they will not be refunded.

f.	Mineral Properties and Exploration Expenses

The Company accounts for its mineral properties on a cost basis whereby all direct costs, net of pre-production revenue, relative to the acquisition of the properties are capitalized. All sales and option proceeds received are first credited against the costs of the related property, with any excess credited to earnings. Once commercial production has commenced, the net costs of the applicable property will be charged to operations using the unit-of-production method based on estimated proven and probable recoverable reserves. The net costs related to abandoned properties are charged to operations.

Exploration costs are charged to operations as incurred until such time that proven reserves are discovered. From that time forward, the Company will capitalize all costs to the extent that future cash flow from mineral reserves equals or exceeds the costs deferred. The deferred costs will be amortized over the recoverable reserves when a property reaches commercial production. As at September 30, 2012 and 2011, the Company does not have proven reserves. Exploration activities conducted jointly with others are reflected at the Company's proportionate interest in such activities.

The Company reviews the carrying values of its mineral properties on a regular basis by reference to the project economics including the timing of the exploration or development work, the program of works and the exploration results experienced by the Company and others. The review of the carrying value of any producing property will be made by reference to the estimated future operating results and net cash flows. When the carrying value of a property exceeds its estimated net recoverable amount, provision is made for the decline in value.

The recoverability of the amounts recorded for mineral properties is dependent on the confirmation of economically recoverable reserves, confirmation of the Company's interest in the underlying mineral claims, the ability of the Company to obtain the necessary financing to successfully complete their development and the attainment of future profitable operations or proceeds from disposal.

Estimated costs related to site restoration programs during the commercial development stage of the property are accrued over the life of the project.

g.	Stock-Based Compensation

The Company accounts for share-based payments under the fair value method of accounting for stock-based compensation consistent with GAAP. Under the fair value method, stock-based compensation cost is measured at the grant date based on the fair value of the award using the Black-Sholes option pricing model and is recognized to expense on a straight-line basis over the requisite service period, which is generally the vesting period. Where upon grant the options vest immediately the stock-based costs are expensed immediately.

h.	Interest Expense

Interest expense for the periods ended September 30, 2012 and 2011 were nil.

i.	Foreign Currency Translation and Transactions

The Company's reporting currency is the United States Dollar (USD). Aurora Gold Mineração Ltda is a foreign operation and its functional currency is the Brazilian Real (Real). Certain contractual obligations in these consolidated financial statements are stated in Brazilian Real's. At the periods ended September 30, 2012 and 2011 the Brazilian Real exchange rate to the USD was $0.49290 to 1 Real (September 30, 2011: USD $0.55330 to 1 Real).

The Company translates foreign assets and liabilities of its subsidiaries, other than those denominated in USD, at the rate of exchange at the balance sheet date. Income and expenses of these subsidiaries are translated at the average rate of exchange throughout the reporting period. Gains or losses from these translations are reported as a separate component of other comprehensive income (loss) until all or a part of the investment in the subsidiaries is sold or liquidated. The translation adjustments do not recognize the effect of income tax because the Company expects to reinvest the amounts indefinitely in operations.

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in foreign exchange (gain) loss in the consolidated statements of operations.

j.	Concentration of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash with high credit quality financial institutions in Brazil and Canada. The Company occasionally has cash deposits in excess of federally insured limits. The Company had funds deposited in banks beyond the insured limits as of September 30, 2012 and 2011 respectively. The Company has not experienced any losses related to these balances, and management believes the credit risk to be minimal.

k.	Fair Value of Financial Instruments and Risks

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value. The carrying value of cash, accounts payable, accrued expenses and advances payable (including related parties) approximate their fair value because of the short-term nature of these instruments.

Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The Company operates outside of the United States of America (primarily in Brazil) and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates in and the USD.

l.	Income Taxes

The Company has adopted ASC 740, Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. In July 2006, the FASB issued an interpretation, which clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements in accordance with GAAP. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Estimated interest and penalties related to recording uncertain tax positions when recorded are included as a component of income tax expense on the consolidated statement of operations. The Company has not recorded any liabilities for uncertain tax positions or any related interest and penalties. The Company's tax returns are open to audit for the years ending December 31, 2008 to 2011 respectively.

m.	Basic and Diluted Net Income (Loss) Per Share

Earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the reporting period including common stock issued effective the date committed. Common stock issuable is considered outstanding as of the original approval date for the purposes of earnings per share computations. Diluted earnings (loss) per common share is computed by dividing net earnings (loss) by the sum of (a) the basic weighted average number of shares of common stock outstanding during the period and (b) additional shares that would have been issued and potentially dilutive securities. During the nine months ended September 30, 2012 and 2011 the diluted earnings (loss) per share was equivalent to the basic earnings (loss) per share because all potentially dilutive securities were anti-dilutive due to the net losses incurred. Potentially dilutive securities consist of stock options and warrants outstanding at the end of the reporting period. Stock options outstanding as at September 30, 2012 were 9,650,000 (September 30, 2011:1,200,000). Warrants outstanding as at September 30, 2012 were 8,000,000 (September 30, 2011: Nil).

n.	Interim Financial Statements

In the opinion of management, the accompanying unaudited condensed financial statements contain all adjustments which include only normal recurring adjustments, necessary to present fairly the Company's financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

The unaudited financial statements should be read in conjunction with the Company's audited financial statements and notes for the year ended December 31, 2011, which are included in the Company's Annual Report on Form 10-K.

o.	Recent Accounting Pronouncements

The Company considers the effects of new accounting pronouncements on the accounting, presentation and disclosure of its consolidated financial statements, as such pronouncements become known. In June 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-05, Comprehensive Income or ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

- A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income.

- In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011 and the Company adopted this guidance effective January 1, 2012. In the consolidated statements of comprehensive income (loss) the Company has presented comprehensive income in a single continuous statement.

At present, there are no other such pronouncements not yet effective that the Company expects will have a material impact on these consolidated financial statements.

1. Significant Accounting Policies

(a)	Principles of Consolidation

The Company follows accounting standards set by the Financial Accounting Standards Board, referred to as the "FASB". The FASB sets accounting principles generally accepted in the United States ("GAAP") that the Company follows to ensure they consistently report their financial condition, results of operations, and cash flows. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification, referred to as Codification or "ASC".

These consolidated financial statements have been prepared in accordance with GAAP and include the accounts of the Company and its wholly-owned subsidiaries, Aurora Gold Mineração Ltda ("Aurora Gold Mineracao") and AGC Resources LLC ("AGC") (through to date of disposition of AGC, June 14, 2011, see Note 3). Collectively, they are referred to herein as "the Company". Significant inter-company accounts and transactions have been eliminated. Aurora Gold Mineração was incorporated on October 27, 2005. AGC was formed as a Limited Liability company on April 21, 2010 under the law of Colorado USA to hold the assets purchased from Global Minerals Ltd as discussed in Note 3.

(b)	Accounting Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions

(c)	Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity of three months or less when purchased. The Company did not have any cash equivalents at December 31, 2011 and 2010. No amounts were paid for income taxes in 2011 or 2010 and cash paid for interest was nil in 2011 (2010: $45,065).

(d)	Buildings and equipment

Buildings and equipment are carried at cost (including development and preproduction costs, capitalized interest, other financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

On the commencement of commercial production, depletion of each mining property is provided on the unit-of-production basis, using estimated proven and probable reserves as the depletion basis.

Buildings and equipment utilized directly in commercial mining activities are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method.

Depreciation for non-mining equipment is provided over the following useful lives:

-	Vehicles	10 years
-	Office equipment, furniture and fixtures	2 to 10 years

The Company reviews the carrying values of its buildings and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with values beyond proven and probable reserves and resources. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular property for which there are identifiable cash flows. Buildings and equipment utilized directly in commercial mining activities are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method.

(e)	Mineral property reclamation bonds and other related refundable costs

Costs paid for the purchase of reclamation bonds and other related costs that are refundable are capitalized. If amounts paid are not to be refunded then they will be expensed when it is determined they will not be refunded.

(f)	Mineral properties and exploration expenses

The Company accounts for its mineral properties on a cost basis whereby all direct costs, net of pre-production revenue, relative to the acquisition of the properties are capitalized. All sales and option proceeds received are first credited against the costs of the related property, with any excess credited to earnings. Once commercial production has commenced, the net costs of the applicable property will be charged to operations using the unit-of-production method based on estimated proven and probable recoverable reserves. The net costs related to abandoned properties are charged to operations.

Exploration costs are charged to operations as incurred until such time that proven reserves are discovered. From that time forward, the Company will capitalize all costs to the extent that future cash flow from mineral reserves equals or exceeds the costs deferred. The deferred costs will be amortized over the recoverable reserves when a property reaches commercial production. As at December 31, 2011 and 2010, the Company does not have proven reserves. Exploration activities conducted jointly with others are reflected at the Company's proportionate interest in such activities.

The Company reviews the carrying values of its mineral properties on a regular basis by reference to the project economics including the timing of the exploration and/or development work, the work programs and the exploration results experienced by the Company and others. The review of the carrying value of any producing property will be made by reference to the estimated future operating results and net cash flows. When the carrying value of a property exceeds its estimated net recoverable amount, provision is made for the decline in value.

The recoverability of the amounts recorded for mineral properties is dependent on the confirmation of economically recoverable reserves, confirmation of the Company's interest in the underlying mineral claims, the ability of the Company to obtain the necessary financing to successfully complete their development and the attainment of future profitable operations or proceeds from disposition.

Estimated costs related to site restoration programs during the commercial development stage of the property are accrued over the life of the project.

(g)	Stock-based compensation

The Company accounts for share-based payments under the fair value method of accounting for stock-based compensation consistent with GAAP. Under the fair value method, stock-based compensation cost is measured at the grant date based on the fair value of the award using the Black-Sholes option pricing model and is recognized to expense on a straight-line basis over the requisite service period, which is generally the vesting period.

(h)	Interest expense

Interest expense was $0 in 2011 (2010: $14,150).

(i)	Foreign currency translations and transactions

The Company's reporting currency is the U.S. Dollar. Aurora Gold Mineracao Ltda is a foreign operation and its functional currency is the Brazilian Real (Real). Certain contractual obligations in these consolidated financial statements are stated in Brazilian Reals. The Brazilian Real to U.S. dollar exchange rate at December 31, 2011 was U.S. $0.5357 to 1 Real (2010: U.S. $0.5966 to 1 Real).

The Company translates foreign assets and liabilities of its subsidiaries, other than those denominated in U.S. dollars, at the rate of exchange at the balance sheet date. Income and expenses of these subsidiaries are translated at the average rate of exchange throughout the year. Gains or losses from these translations are reported as a separate component of other comprehensive income (loss) until all or a part of the investment in the subsidiaries is sold or liquidated. The translation adjustments do not recognize the effect of income tax because the Company expects to reinvest the amounts indefinitely in operations.

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in foreign exchange (gain) loss in the consolidated statements of operations.

(j)	Concentration of credit risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash with high credit quality financial institutions in Brazil and the Canada. The Company occasionally has cash deposits in excess of federally insured limits. The Company had funds deposited in banks beyond the insured limits as of December 31, 2011 and 2010. The Company has not experienced any losses related to these balances, and management believes its credit risk to be minimal.

(k)	Comprehensive income

The Company has adopted FASB ASC 220, Reporting Comprehensive Income, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Consolidated Statement of Stockholders' Equity (Deficiency) and Comprehensive Income (loss). Comprehensive income comprises equity except those resulting from investments by owners and distributions to owners. Accumulated other comprehensive income consists entirely of foreign currency translation adjustments at December 31, 2011 and 2010.

(l)	Fair value of financial instruments and risks

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The carrying value of cash, accounts payable, accrued expenses and advances payable (including related parties) approximate their fair value because of the short-term nature of these instruments.

Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

The Company operates outside of the United States of America (primarily in Brazil) and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates in and the U.S. dollar.

(m)	Income taxes

The Company has adopted ASC 740, Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. In July 2006, the FASB issued an interpretation which clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements in accordance with GAAP. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Estimated interest and penalties related to recording uncertain tax positions when recorded are included as a component of income tax expense on the consolidated statement of operations. The Company has not recorded any liabilities for uncertain tax positions or any related interest and penalties. The Company's tax returns are open to audit for the years ending December 31, 2008 to 2011.

(n)	Earnings (loss) per share

Earnings (loss) per share is computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the year including common stock issued effective the date committed. Common stock issuable is considered outstanding as of the original approval date for the purposes of earnings per share computations. Diluted loss per common share is computed by dividing net loss by the sum of (a) the basic weighted average number of shares of common stock outstanding during the period and (b) additional shares that would have been issued and potentially dilutive securities and is equivalent to basic loss per share for 2011 and 2010 because potentially dilutive securities were anti-dilutive due to the net losses incurred in each year. Potentially dilutive securities outstanding consist of stock options outstanding as at December 31, 2011 of 9,050,000 (2010:1,700,000) and warrants outstanding at December 31, 2011 of 8,000,000 (2010: nil).

(o)	New Accounting Pronouncements

The Company considers the effects of new accounting pronouncements on the accounting, presentation and disclosure of its consolidated financial statements as such pronouncements become known. . In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-05, Comprehensive Income or

ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

·	A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income.

·	In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011. The Company does not believe the adoption of ASU 2011-05 will have a material impact on the presentation of information in its financial statements.

At present, there are no other such pronouncements that the Company expects will have a material impact on these consolidated financial statements.

Mineral Properties and Exploration Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Mineral Properties and Exploration Expenses [Abstract]
Mineral Properties and Exploration Expenses
3.	Mineral Properties and Exploration Expenses

(a)	São Domingos Project in the Municipality of Itaituba, in the Tapajos gold province of the State of Para, Brazil, Department of National Production Minerals (DNPM) Processes 850.684/06 and 850.782/05:

i.	DNPM Processes 850.684/06:

Aurora has good title over the mineral rights, which were granted as DNPM Process number 850.684/06 and which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The São Domingos mineral rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of Aurora. On September 13, 2006 the Company applied to the DNPM for the conversion of the Application to an Exploration Permit covering an area of 4,914.18 hectares. No payments or royalties are due regarding DNPM Process 850.384/06.

ii.	DNPM Processes 850.782/05:

Aurora has good title over the mineral rights object of the DNPM Process No. 850.782/05, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. On November 8, 2005 it was submitted to DNPM the Exploration Claim for gold in the Municipality of Itaituba, State of Pará. The Exploration Permit was granted on November 28, 2006 for a three-year period. The transfer to Aurora was approved on March 24, 2009 and on September 28, 2009 it was requested the renewal of the Exploration Permit. This area was reduced from 6,756 hectares to 5,651.98 hectares due to the overlapping with Garimpeira (alluvial) Mining properties held by Mr Celio Paranhos. However the DNPM´s general attorney in Brasilia agreed with Aurora's legal thesis and nullified all applications filed by Mr Paranhos (about to 1,900 applications). A new Exploration Permit rectifying the previous one was granted on August 20, 2010 for a three-year period, for an area of 6,656.20 hectares. No payments or royalties are due regarding the DNPM Process 850.782/05 since it was acquired through a permutation agreement with Altoro Mineração Ltda.

iii.	DNPM Processes 850.012/06 and 850.013/06:

The exploration claims were submitted to DNPM on January 19, 2006, for gold covering an area of 1,128.08 hectares and 750.55 hectares respectively, in the Municipality of Itaituba, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place. The tenements 850.012/06 and 850.013/06 are held by Mr Antonio Oliveira Ferreira and were submitted to DNPM on January 19, 2006. The tenements are located at Itaituba, State of Pará and are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes, but the area was blocked since it is inside of a Garimpeira Reserve. The transfer to Aurora will be submitted after the Exploration Permits are granted. There are no payments or royalties related to the tenements according to the agreement entered into with the previous owner.

iv.	DNPM Process 850.119/06:

The exploration claim was submitted to DNPM on March 7, 2006, for gold covering an area of 1,068.72 hectares, in the Municipality of Itaituba, State of Pará. Aurora has good title over the mineral rights object of the DNPM Process No. 850.119/06, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. Aurora is the sole registered and beneficial holder of and owns and possesses good title to the referred mineral rights. The Exploration Permit has not been granted yet. The above-mentioned area is not related to any payments or royalties to third parties since Aurora claimed them directly.

v.	DNPM Process 859.587/95:

The tenement, was held by Vera Lucia Lopes, and is valid and in force, and is free and clear of any judicial and extrajudicial encumbrances and taxes. It is located at the Municipality of Itaituba, State of Pará. On November 27, 1995, it was submitted to DNPM the Exploration Claim for gold. The Exploration Permit was granted on September 15, 2006, for a three-year period covering an area of 5,000 hectares, and it was valid until September 15, 2009. On July 15, 2009, it was requested the renewal of the Exploration Permit which was granted and transferred to Aurora and published on June 29, 2012. There are no payments or royalties related to the tenements since all payments due under the terms of the agreement entered into with the previous owner have been already made.

(b)	Gold properties in the Municipality of Itaituba, in the Tapajos gold province of the State of Para, Brazil, Department of National Production Minerals (DNPM) Processes

vi.	Comandante Araras Project - DNPM Processes 853.785/93 to 853.839/93 inclusive (relinquished):

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties was formally relinquished in January 2012.

vii.	São João Project - DNPM Processes 851.533/94 to 851.592/94 inclusive (relinquished):

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties was formally relinquished in January 2012.

viii.	DNPM Processes 850.014/06, 850.581/06 and 850.256/07:

The Company has the right to acquire good title over the mineral rights object of the Tenements. The Tenements are registered in the name of Antonio Oliveira Ferreira. The exploration claims were submitted to DNPM respectively on January 19, 2006, August 8, 2006 and April 17, 2007 for gold covering the areas of 421.45 hectares, 4276.03 hectares and 4036.00 hectares, in the Municipality of Itaituba and Jacareacanga, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place. The tenement 850.014/06 has not been transferred to Samba yet since the Exploration Permit has not been granted so far. The Exploration Permit for the Process 850.581/06 was granted on February 15, 2011 for a three-year period, for an area of 4273.03 hectares. The transfer to Samba Brazil Mineração Ltda has not been presented yet. The Exploration Permit for the Process 850.256/07 was granted on November 30, 2007 for a three-year period but it was cancelled on May 21, 2008 because the holder didn't pay the annual fees on time. On June 10, 2008 it was presented an appeal to have the annulment dismissed, which hasn't been analyzed yet. However, if the appeal is not approved, Samba Brazil's rights over this tenement are guaranteed since only Samba Brazil has presented a Bid application for this process on July 18 2008. According to the Agreement signed between Samba Brazil and Antonio Oliveira Ferreira on June 5, 2008, a total amount of 120,000 Brazilian Real's has already been paid by Samba Brazil for the acquisition of the Tenements.

(c)	British Columbia, Canada - Kumealon Property (relinquished)

On January 20, 2012 the Company's Kumealon claim over the property was relinquished.

(d)	Sale of AGC Resources

On June 14, 2011, the Company, entered into an Asset Purchase Agreement with Devtec Management Ltd. ("Devtec"), pursuant to which the Company sold its subsidiary, AGC, which owns certain properties in Boulder, Colorado (see note 3(b) for a discussion of the specific assets purchased by AGC in June 2010), to Devtec for a total of $2 million, plus royalty. Under the terms of the agreement, Devtec will pay the Company $1 million upon production of the cumulative total of 1,000 ounces of gold and/or silver, and a further $1 million on the six-month anniversary of the payment of the first $ 1 million. Additionally, Devtec will pay the Company a 5% royalty from the start of production.

The Company was unable to reasonably estimate the amount of minerals the properties will produce, if any, and thus there was uncertainty as to whether the purchase price will be collected. Given this, collection of the purchase price is not considered reasonably possible at the time of these consolidated financial statements given the current uncertain status of exploration work on the Boulder, Colorado properties and thus no purchase price has been recorded as of September 30, 2012. Therefore, the Company recognized a loss on the sale of its subsidiary of $2,757,511 for the nine months ended September 30, 2011, which represented the net book value of the assets transferred to Devtec on June 14, 2011 (no liabilities were assumed by Devtec) as follows:

Reclamation bonds	$245,221
Buildings and equipment	$753,605
Participating interest in mineral property	$1,758,685
$2,757,511

Subsequent to the sale of AGC, the Company determined it would not retain ownership to the reclamation bonds asset associated with the properties. A loss of $245,221, the carrying value of the bonds, was recorded during the three months ended September 30, 2011. The disclosed total loss from the sale of AGC was adjusted to include the loss on the disposition of the reclamation bonds.

3. Mineral Properties and Exploration Expenses

(a)	São Domingos Project - DNPM Processes 850.684/06 and 850.782/05:

i.	DNPM Processes 850.684/06:

Aurora has good title over the mineral rights which were granted as DNPM Process number 850.684/06 and which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The São Domingos mineral rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of Aurora. On September 13, 2006 the Company applied to the DNPM for the conversion of the Application to an Exploration Permit covering an area of 4,914.18 hectares. No payments or royalties are due regarding DNPM Process 850.384/06.

ii.	DNPM Processes 850.782/05:

Aurora has good title over the mineral rights object of the DNPM Process No. 850.782/05, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. On November 8, 2005 it was submitted to DNPM the Exploration Claim for gold in the Municipality of Itaituba, State of Pará. The Exploration Permit was granted on November 28, 2006 for a 3 (three) years period. The transfer to Aurora was approved on March 24, 2009 and on September 28, 2009 it was requested the renewal of the Exploration Permit.

This area was reduced from 6,756 ha to 5,651.98 ha due to the overlapping with Garimpeira (alluvial) Mining properties held by Mr. Celio Paranhos. However the DNPM´s general attorney in Brasilia agreed with Aurora's legal thesis and nullified all applications filed by Mr. Paranhos (about to 1,900 applications).

A new Exploration Permit rectifying the previous one was granted on August 20, 2010 for a 3 (three) years period, for an area of 6,656.20 hectares.

No payments or royalties are due regarding the DNPM Process 850.782/05 since it was acquired through a permutation agreement with Altoro Mineração Ltda.

iii.	DNPM Process 850.400/07:

On July 8, 2011 Aurora allowed the Exploration Permit was granted on July 09th 2008 and covering an area of 9,832.26 ha, to lapse.

iv.	DNPM Processes 850.012/06 and 850.013/06:

The exploration claims were submitted to DNPM on January 19th 2006, for gold covering an area of 1,128.08 ha and 750.55 ha respectively, in the Municipality of Itaituba, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place.

The tenements 850.012/06 and 850.013/06 are held by Mr. Antonio Oliveira Ferreira and were submitted to DNPM on January 19th 2006. The tenements are located at Itaituba, State of Pará and are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes, but the area was blocked since it is inside of a Garimpeira Reserve.

The transfer to Aurora will be submitted after the Exploration Permits are granted.

There are no payments or royalties related to the tenements according to the agreement entered into with the previous owner.

v.	DNPM Process 850.119/06:

The exploration claim was submitted to DNPM on March 07th, 2006, for gold covering an area of 1,068.72 ha, in the Municipality of Itaituba, State of Pará.

Aurora has good title over the mineral rights object of the DNPM Process No. 850.119/06, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. Aurora is the sole registered and beneficial holder of and owns and possesses good title to the referred mineral rights. The Exploration Permit has not been granted yet.

The above mentioned area is not related to any payments or royalties to third parties since they were claimed by Aurora directly.

vi.	DNPM Process 859.587/95:

The tenement, which is held by Vera Lucia Lopes, is valid and in force, and is free and clear of any judicial and extrajudicial encumbrances and taxes. It is located at the Municipality of Itaituba, State of Pará. On November 27, 1995, it was submitted to DNPM the Exploration Claim for gold. The Exploration Permit was granted on September 15, 2006, for a three year period covering an area of 5,000 ha, and it was valid until September 15, 2009. On July 15, 2009, it was requested the renewal of the Exploration Permit but it hasn't been analyzed by the DNPM yet. The transfer to Aurora was submitted on November 23, 2006, but it hasn't been approved yet.

There are no payments or royalties related to the tenements since all payments due under the terms of the agreement entered into with the previous owner have been already made.

(b) Gold properties in the Municipality of Itaituba, in the Tapajos gold province of the State of Para, Brazil

vii.	Comandante Araras Project - DNPM Processes 853.785/93 to 853.839/93 inclusive:

Aurora has good title over the mineral rights object of the DNPM Processes number 853.785/93 to 853.839/93, which are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The Comandante Arara Mineral Rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of the previous holder since it has not been granted an Exploration Permit yet. The Comandante Arara Mineral Rights are comprised by 55 Applications for Alluvial Mine of 50 hectares each (2747.22 ha), presented to DNPM on October 05th, 1993. The conversion to the Authorization Regime was applied on December 11st, 2008 and has not been analyzed yet, so that the Exploration Permit will be granted only after this analysis.

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties will be formally relinquished in fiscal 2012.

The Comandante Araras Option Agreement dated July 2, 2007, and amendments dated June 2, 2008, November 10, 2008, and September 18, 2009, allows the Company to perform geological surveys and assessment work necessary to ascertain the existence of possible mineral deposits which may be economically mined and to earn a 100% interest in the Comandante Araras property mineral rights via structured cash payments. The total option agreement payments for the mineral rights are structured as follows: November 1, 2006 R$20,000 (paid); November 15, 2006 - R$40,000 (paid); December 15, 2006 R$40,000 (paid); May 18, 2007 - R$15,000 (paid); May 29, 2007 - R$50,000 (paid); June 25, 2008 - USD $80,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; November 30, 2008 - USD $20,000 or 100,000 shares of Samba Minerals Limited at a deemed issue price of $0.20 per Samba share (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; November 30, 2008 - 400,000 shares of Samba Minerals Limited at a deemed issue price of $0.20 per Samba share (to be issued by Samba when the Exploration Permit is granted and transferred to Aurora). The vendor will have a 1.5% Net Smelter Royalty. The Royalty payment can be purchased at any time upon written notice to the vendor and payment in Reals (Brazilian currency) of the equivalent of USD $1,000,000. The option agreement can be terminated at any time upon written notice to the vendor and the Company will be free of any and all payment commitments yet to be due.

viii. São João Project - DNPM Processes 851.533/94 to 851.592/94 inclusive:

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties will be formally relinquished in fiscal 2012.

Aurora has good title over the mineral rights which were granted as DNPM Process numbers 851.533/94 to 851.592/94 inclusive and which are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The São João mineral rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of the previous holder since an Exploration Permit has not yet been granted. The São João mineral rights comprise 60 Applications for Alluvial Mine of 50 hectares each (2687.66 ha) which was presented to DNPM on May 16, 1994. On August 30, 2006 the previous holder of the Applications applied for the conversion of the Applications to Exploration Permits. When the conversion request is approved by the Authorities, the previous holder will be granted the Exploration Permit for an area of 3000 ha. The assignment of the São João mineral rights to Aurora can only be done after the approval of the Applications and the actual granting of an Exploration Permit to the previous Holder.

The São João Option Agreement dated January 20, 2006 and amendments dated June 2, 2008 and December 2, 2008, allows the Company to perform geological surveys and assessment work necessary to ascertain the existence of possible mineral deposits which may be economically mined and to earn a 100% interest in the São João property mineral rights. Under the terms of the Option Agreement and amendments, a total amount of USD $1,435,000 (one million four hundred and thirty five thousand dollars) is due by Aurora for the acquisition of the São João mineral rights. The total option agreement payments for the mineral rights are structured as follows: April 12, 2006 - USD $20,000 (paid); September 12, 2006 - USD $25,000 (paid); September 12, 2007 - USD $60,000 (paid); June 25, 2008 - $100,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; December 5, 2008 - USD $40,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; January 15, 2009 - USD $30,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; February 15, 2009 - USD $30,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; April 30, 2009 to March 30, 2011 - USD $8,333.33 per month (April 30, 2009 to December 31, 2010 paid by Samba Minerals Limited as part of the agreement with them discussed in note 3); July 30, 2011 - USD $950,000.

The vendor will have a 1.5% Net Smelter Royalty. The Royalty payment can be purchased at any time upon written notice to the vendor and payment in Reals (Brazilian currency) of the equivalent of USD $1,000,000. The option agreement can be terminated at any time upon written notice to the vendor and the Company will be free of any and all payment commitments yet to be due.

ix. DNPM Processes 850.014/06, 850.581/06 and 850.256/07:

The Company has the right to acquire good title over the mineral rights object of the Tenements. The Tenements are registered in the name of Antonio Oliveira Ferreira. The exploration claims were submitted to DNPM respectively on January 19th 2006, August 8th 2006 and April 17th 2007 for gold covering the areas of 421.45 ha, 4276.03 ha and 4036.00 ha, in the Municipality of Itaituba and Jacareacanga, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place. The tenement 850.014/06 has not been transferred to Samba yet since the Exploration Permit has not been granted so far.

The Exploration Permit for the Process 850.581/06 was granted on February 15th, 2011 for a three years period, for an area of 4273.03 hectares. The transfer to Samba Brasil Mineração Ltda has not been presented yet.

The Exploration Permit for the Process 850.256/07 was granted on November 30th 2007 for a three years period but it was cancelled on May 21st 2008 because the holder didn't pay the annual fees on time. On June 10th 2008 it was presented an appeal to have the annulment dismissed which hasn't been analyzed yet. However, if the appeal is not approved, Samba Brasil's rights over this tenement are guaranteed since only Samba Brasil has presented a Bid application for this process on July 18th 2008.

According to the Agreement signed between Samba Brasil and Antonio Oliveira Ferreira on June 5th 2008, a total amount of R$ 120.000,00 (one hundred and twenty thousand reais) has already been paid by Samba Brasil for the acquisition of the Tenements.

(c) Boulder County, Colorado, U.S.A. - Front Range Gold Project

On June 15, 2010, pursuant to the Asset Purchase Agreement between Global Minerals Ltd. ("GML") and Mount Royale Ventures, LLC ("MRV"), as Sellers, and the Company and AGC Resources LLC, the Company's wholly-owned subsidiary ("AGC"), as Buyers, AGC acquired 50% interest in the Front Range Gold Project joint venture ("JV"), and title to the Gold Hill Mill and related equipment, and became a joint venture partner with Gold Reef Mining Company, Mi Vida Enterprises, Inc., Gold Hill Mines, Inc. and Southern Cross Prospecting Company ("Property Owners"). The purchase price consisted of $600,000 in cash and 5,000,000 shares of common stock of the Company.

Of the $600,000 in cash payments, $100,000 was expensed as a non-refundable deposit in a previous period. The fair value of the 5 million shares issued was based on a market value of $0.40 per share on the date of the purchase, or $2,000,000. Therefore, the total consideration paid for the asset purchase was determined to be $2,500,000.

The Company allocated the consideration paid of $2,500,000 among the assets acquired resulting in $1,758,685 being allocated to the participating interest in the mineral property and $741,315 to depreciable mining and other equipment.

On March 10, 2011, Mi Vida Enterprises, Inc., Gold Hill Mines, Inc. and Southern Cross Prospecting Company intervened in a preexisting lawsuit commenced by MRV against Gold Reef Mining Company in Boulder County District Court (the "Action"). Among other things, they have alleged that GML was in material default of the JV agreement prior to the assignment by GML of its rights in the JV to AGC in June of 2010, that GML wrongfully assigned its rights in the JV without permission of the Property Owners, and have asked the court to declare the JV terminated. The Property Owners also alleged that the transfer of title to the Gold Hill Mill was subject to a right of first refusal in favor of Gold Hill Mines, Inc., and that MRV conveyed its title to the Gold Hill Mill to AGC without giving proper notice to Gold Hill Mines Inc. and in violation of a right of first refusal in favor of Gold Hill Mines, Inc., and requested the court to enter an order granting Gold Hill Mines Inc. an option to purchase the Gold Hill Mill for $10,000, the amount set in the right of first refusal.

A court decision in favor of the Property Owners may have a material adverse affect on the Company's ability to collect the purchase price, plus royalty from the sale of AGC to Devtec Management Ltd. discussed below since an unfavorable court decision may result in AGC losing its 50% interest in the JV as well as its interest in and to the Gold Hill Mill.

Sale of AGC Resources LLC

On June 14, 2011, the Company, entered into an Asset Purchase Agreement with Devtec Management Ltd. ("Devtec"), pursuant to which the Company sold its subsidiary, AGC, which as discussed previously owns certain properties in Boulder, Colorado (see note 3 for a discussion of the specific assets purchased by AGC in June 2010), to Devtec for a total of $2 million, plus royalty. Under the terms of the agreement, Devtec will pay the Company $1 million upon production of the cumulative total of 1,000 ounces of gold and/or silver, and a further $1 million on the nine month anniversary of the payment of the first $1 million. Additionally, Devtec will pay the Company a 5% royalty from the start of production.

The Company is unable to reasonably estimate the amount of minerals the properties will produce, if any, and thus there is uncertainty as to whether the purchase price will be collected. Further, the collection of any purchase price is also contingent on the outcome of the court case described in the notes. Given these factors, collection of the purchase price is not considered reasonably possible at the time of these consolidated financial statements given the current uncertain status of exploration work on the Boulder, Colorado properties and the uncertainties of the related legal action and thus no purchase price has been recorded as of December 31, 2011. Once collection of the purchase price becomes assured and the aforementioned uncertainties resolved, the purchase price will be recorded in the Consolidated Statements of Operations.

Therefore, the Company is recognizing a loss on the sale of its subsidiary of $2,757,511 for the year ended December 31, 2011, which represents the net book value of the assets transferred to Devtec on June 14, 2011 (no liabilities were assumed by Devtec) as follows:

Reclamation bonds	$245,221
Buildings and equipment	$753,605
Participating interest in mineral property	$1,758,685
Total	$2,757,511

(d)	British Columbia, Canada - Kumealon Property

In February 1999, the Company acquired, by staking, a 741 acre limestone property located on the north shore of Kumealon Inlet, southeast of Prince Rupert, British Columbia, Canada. A finder's fee of 25,000 shares of common stock of the Company was issued in connection with these claims.

In fiscal year 2000, there were no proven mineral reserves discovered and the Company continuously operated with a working capital deficiency. These conditions raised substantial doubt regarding the recovering of the capitalized acquisition cost. Pursuant to GAAP the Company wrote off the capitalized acquisition cost of $23,630 to operations. The Company's ownership interest in this property was in good standing at December 31, 2011.

On January 20, 2012 the Company relinquished the licence.

(e)	Joint Venture with Samba Minerals Limited

On October 17, 2011 the Company terminated this Joint Venture Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments.

Buildings and Equipment, Net	12 Months Ended
Dec. 31, 2011
Buildings and Equipment, Net [Abstract]
Buildings and Equipment, Net
4.	Buildings and Equipment, Net

	2011	2010
Year Ending December 31	($)	($)
Vehicles	-	107,589
Office equipment	-	66,159
Furniture and fixtures	-	21,995
Subtotal	-	195,743
Accumulated depreciation	-	(87,613)
	-	108,130
Gold Hill mill equipment	-	558,440
Gold Hill buildings	-	182,875
Closing Value	-	849,445

During the year ended December 31, 2011 management reviewed the net carrying values of the equipment to determine whether circumstances indicated that the net carrying values may not be recoverable. An impairment is considered to exist if the total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular property for which identifiable cash flows exist.

Management assessed the cash flows from each asset group currently on the consolidated balance sheet in December 2011 and determined an impairment of $67,357 necessary to reflect the carrying value of the assets as December 31, 2011.

The breakdown of the net book values of the buildings and equipment by location as at fiscal year-end is Colorado $nil (2010: $756,055), and Brazil $nil (2010: $93,390).

Advances Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Advances Payable [Abstract]
Advances Payable
4.	Advances Payable

During March 2012, the Company entered into debt settlement agreements for $105,000 of advances received from a director of the Company and a company during fiscal 2011. During August 2012, the Company received $50,000 from a director and officer as an advance, which is non-interest bearing and due on successful capital raising. As at September 30, 2012 advances payable were $82,000.

5.	Advances Payable

During the year ended December 31, 2011 the Company received funds from advances from individuals and a company, totaling $257,000, that were non-interest bearing, were due on demand and were unsecured. As at the end of the year this total amount was reduced to $137,000 (of which $92,000 is due to a related party) due to $120,000 of this advance being converted to common stock for settlement of this indebtedness in December 2011 at $0.04 per share.

Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock [Abstract]
Common Stock
5.	Common Stock

On September 21, 2012, Aurora Gold Corporation (the "Company"), entered into a subscription agreement (the "Subscription Agreement ") with Alltech Capital Limited ("Investor"), pursuant to which the Company agreed to sell, and the Investor agreed to purchase, 135,000,000 shares of the Company's common stock for a purchase price of $5,000,000. The closing of the transaction contemplated by the Subscription Agreement occurred in October, 2012 (see Note 9), subject to each of the Company and Investor satisfactorily meeting or waiving the closing conditions contained in the Subscription Agreement. A copy of the Subscription Agreement was lodged with the SEC on September 27, 2012.

The Company intends to finance activities by raising capital through the equity markets. In October 2011 the Company filed a Registration Statement on Form S-1 offering up to a maximum of 50,000,000 units of the Company's securities at an offering price of $0.10 per Unit in a direct public offering, without any involvement of underwriters or broker-dealers. Each Unit consists of one (1) share of common stock at a $0.001 par value per share and one (1) Stock Purchase Warrant. Each full Warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 for a period of two years commencing November 1, 2011 through October 31, 2013. The Units will be sold by the Chief Executive Officer and Chief Financial Officer. A Notice of Effectiveness was issued April 25, 2012. The offer will expire January 20, 2013. To date, no funds have been obtained from this offering.

On April 16, 2012, the Company entered into subscription agreements for 1,316,000 shares of common stock at a purchase price of $0.06 per share for a gross aggregate price of $78,960. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person; as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $48,000 on the total maximum $600,000 subscription.

During April 2012, the Company entered into a debt settlement agreement for $18,000 in accounts payable which was settled for 300,000 shares of common stock at an issue price of $0.06 per share.

During March 2012, the Company entered into debt settlement agreements for advances received from a director of the Company and a company during fiscal 2011 as well as $14,454 of amounts in accounts payable and accrued expenses. $119,454 was settled for 1,990,900 shares of common stock at an issue price of $0.06 per share. As at March 31, 2012 advances on stock subscriptions were $37,513 and received during that quarter.

In March 2012, the Company entered into subscription agreements for 625,217 shares of common stock at a purchase price of $0.06 per share for a gross aggregate price of $37,513. Share certificates were not issued as at March 31, 2012 and they were treated as an Advance for Stock Subscriptions. The share certificates were issued in April 2012. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person; as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $48,000 on the total maximum $600,000 subscription that is being offered.

On December 20, 2011, the Company entered into subscription agreements for 8,000,000 shares of common stock at a purchase price of $0.04 per share for a gross aggregate price of $320,000. Attached to each unit of common stock is one (1) series A stock purchase warrant. Each full Series A warrant entitles the holder to purchase an additional share of the Company's common stock at an exercise price of $0.08 per share for a period of eighteen months commencing on December 20, 2011 and expiring on June 20, 2013. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person; as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $25,600. The actual amount included in creditors for the period ended March 31, 2012 was $8,800. It is anticipated this will be the total amount of commission paid. On December 15, 2011, the Company entered into debt settlement agreements with creditors and related parties in consideration for the issue of the Company's common stock at a per share price of $0.02 per share. $218,754 was settled for 10,937,721 shares of common stock.

In September 2011, 1,671,000 shares were issued to an individual for cash at $0.10 per share. In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non-cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. All shares issued were to individuals and companies who reside outside the United States of America. The issuance of the shares was exempt from the registration requirements of Securities Act by virtue of Section 4(2) thereof as well as the exemption from registration requirements afforded by Regulation S.

6.	Common Stock

The Company intends to finance activities by raising capital through the equity markets. In October 2011, the Company filed a Registration Statement on Form S-1 offering up to a maximum of 50,000,000 units of the Company's securities at an offering price of $0.10 per Unit in a direct public offering, without any involvement of underwriters or broker-dealers. Each Unit consists of one (1) share of common stock at a $0.001 par value per share and one (1) Stock Purchase Warrant. Each full Warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 for a period of two years commencing November 1, 2011 through October 31, 2013. The Units will be sold by the Chief Executive Officer and President. To date, no funds have been obtained from this offering.

On December 20, 2011, the Company entered into subscription agreements for 8,000,000 shares of common stock at a purchase price of $0.04 per share for a gross aggregate price of $320,000. Attached to each unit of common stock is one (1) series A stock purchase warrant. Each full Series A warrant entitles the holder to purchase an additional share of the Company's common stock at an exercise price of $0.08 per share for a period of eighteen months commencing on December 20, 2011 and expiring on June 20, 2013. Pursuant to the subscription agreements, each of the Investors has represented that they are not a U.S. person, as such term is defined in Regulation S. In connection with the offering, the Company has agreed to pay a cash commission equal to 8% of all funds received or an aggregate of up $25,600.

On December 15, 2011, the Company entered into debt settlement agreements with creditors and related parties in consideration for the issue of the Company's common stock at a per share price of $0.02 per share. $218,754 was settled for 10,937,721 shares of common stock.

In September 2011, 1,671,000 shares were issued to an individual for cash at $0.10 per share. In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. All shares issued were to individuals and companies who reside outside the United States of America. The issuance of the shares was exempt from the registration requirements of Securities Act by virtue of Section 4(2) thereof as well as the exemption from registration requirements afforded by Regulation S.

During the period January 1 to December 31, 2010, the Company received cash of $3,895,000 from a private placement of 12,983,335 common shares at $0.30 per share, paid non cash finder's fees of 1,126,111 shares in connection with the private placement, issued 685,900 shares in settlement of indebtedness and expenses amounting to $205,770 and paid a non cash finder's fee of 500,000 shares in connection with a property acquisition valued at $0.30 per share. The shares were issued to individuals and companies who reside outside the USA. The issuance of the shares were exempt from the registration requirements of Securities Act by virtue of Section 4(2) thereof as well as the exemption from registration requirements afforded by Regulation S.

Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Options and Warrants [Abstract]
Stock Options and Warrants
6.	Stock Options

In 2007, the Company's Board of Directors approved the 2007 Stock Option Plan (amended September 29, 2008) ("the Plan") to offer an incentive to obtain services of key employees, directors and consultants of the Company. The Plan provides for the reservation for awards of an aggregate of 10% of the total shares of Common Stock outstanding from time to time. No Plan participant may receive stock options exercisable for more than 2,500,000 shares of Common Stock in any one calendar year. Under the Plan, the exercise price of an incentive stock option must be at least equal to 100% of the fair market value of the common stock on the date of grant (110% of fair market value in the case of options granted to employees who hold more than 10% of the Company's capital stock on the date of grant). The term of stock options granted under the Plan is not to exceed ten years and the stock options vest immediately upon granting.

The following is a summary of stock option activity and the status of stock options outstanding and exercisable at September 30, 2012:

	Stock Options #	Weighted Average Exercise Price $	Remaining Contractual Life (years) As At	Aggregate Intrinsic value As At
Outstanding and exercisable at December 31, 2011	9,050,000	0.110	4.28	36,500
Forfeited during quarter March 31, 2012	(200,000)	0.260	-	-
Granted during quarter March 31, 2012	1,600,000	0.050	-	-
Outstanding and exercisable at March, 31, 2012	10,450,000	0.090	4.21	42,000
Granted during quarter June 30, 2012	200,000	0.065	-	-
Outstanding and exercisable at June, 30, 2012	10,650,000	0.097	3.97	34,125
Forfeited during quarter September 30, 2012	(1,000,000)	0.260	-	-
Granted during quarter September 30, 2012	-	-	-	-
Outstanding and exercisable at September, 30, 2012	9,650,000	0.080	3.74	52,500

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value for all "in-the-money" options (i.e. the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on September 30, 2012.

During the quarter ended September 30, 2012, Lars Pearl's 1,000,000 options lapsed on August 6, 2012.

Effective April 10, 2012, the Company's board of directors granted 200,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of April 10, 2012, with an exercise price of $0.065 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including April 9, 2017.

During the quarter ended March 31, 2012, Cameron Richardson departed the Company, an exercise notice for the 200,000 options held was not lodged and consequently the options lapsed during the quarter.

Effective January 13, 2012, the Company's board of directors granted 1,600,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of January 13, 2012, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including January 12, 2017.

Effective November 24, 2011, the Company's board of directors granted 3,650,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of November 24, 2011, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including November 23, 2016.

Effective October 11, 2011, the Company's board of directors granted 4,200,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of October 11, 2011, with an exercise price of $0.12 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including October 10, 2016.

On June 15, 2011 Michael Montgomery resigned from the board of directors, an exercise notice for the 500,000 options held was not lodged and consequently the options lapsed on July 15, 2011.

The total fair value of options granted during the three months ended June 30, 2012 was $11,979 (June 30, 2011: nil) and expensed in full as options were vested in full on grant. The fair value of options are determined using the Black Scholes option pricing model that takes into account the exercise price, the expected life of the option, the share price at grant date (April 10, 2012) and expected price volatility of the underlying share, the expected dividend yield (nil assumed) and the risk free interest rate (4.50% used) for the term of the option. Management determined 2.50 years to be the average expected likely life of the options and utilized the simplified method due to the fact that the Company has not had significant options granted to develop historical data to provide a reasonable basis to estimate option lives. Volatility rates were calculated at the grant date of the option tranche and a rate of 161.04% was used.

The total fair value of options granted for the three months ended March 31, 2012 was $43,681 (March 31, 2011: nil) and expensed in full as options were vested in full on grant. The fair value of options are determined using the Black Scholes option pricing model that takes into account the exercise price, the expected life of the option, the share price at grant date (January 13, 2012) and expected price volatility of the underlying share, the expected dividend yield (nil assumed) and the risk free interest rate (4.50% used) for the term of the option. Management determined 2.50 years to be the average expected likely life of the options and utilized the simplified method due to the fact that the Company has not had significant options granted to develop historical data to provide a reasonable basis to estimate option lives. Volatility rates were calculated at the grant date of the option tranche and a rate of 120.89% was used.

As of September 30, 2012, there are outstanding Warrants to purchase 8,000,000 shares of common stock with an exercise price of $0.08 expiring June 20, 2013.

7.	Stock Options and Warrants

In 2007, the Company's Board of Directors approved the 2007 Stock Option Plan (amended September 29, 2008) ("the Plan") to offer an incentive to obtain services of key employees, directors and consultants of the Company. The Plan provides for the reservation for awards of an aggregate of 10% of the total shares of Common Stock outstanding from time to time. No Plan participant may receive stock options exercisable for more than 2,500,000 shares of Common Stock in any one calendar year. Under the Plan, the exercise price of an incentive stock option must be at least equal to 100% of the fair market value of the common stock on the date of grant (110% of fair market value in the case of options granted to employees who hold more than 10% of the Company's capital stock on the date of grant). The term of stock options granted under the Plan is not to exceed ten years and the stock options vest immediately upon granting.

The following is a summary of stock option activity for the years ended December 31, 2011 and 2010, and the status of stock options outstanding and exercisable at December 31, 2011:

	Stock Options #	Weighted Average Exercise Price $	Remaining Contractual Life (years) 12/31/2011	Aggregate Intrinsic value at 12/31/2011
Outstanding and exercisable at December 31, 2009	2,200,000	0.26
Forfeited	(500,000)	0.26

Outstanding and exercisable at December 31, 2010	1,700,000	0.26	-	-
Forfeited during year	(500,000)	0.26	-	-
Granted during year	7,850,000	0.09	-	-

Outstanding and exercisable at December 31, 2011	9,050,000	0.11	4.28	36,500

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all "in-the-money" options (i.e. the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2011.

On June 15, 2011 Michael Montgomery resigned from the board of directors, an exercise notice for the 500,000 options held were not lodged and consequently the options lapsed on July 15, 2011.

Effective October 11, 2011, the Company's board of directors granted 4,200,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of October 11, 2011, with an exercise price of $0.12 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including the 10th day of October, 2016.

Effective November 24, 2011, the Company's board of directors granted 3,650,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of November 24, 2011, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including the 23rd day of November, 2016.

The total fair value of options granted for the year ended December 31 2011 (2010: nil) was $393,557 and expensed in full as options were vested in full on grant. The fair value of options are determined using the Black Scholes option pricing model that takes into account the exercise price, the expected life of the option, the share price at grant date (October 11, 2011 and November 24, 2011) and expected price volatility of the underlying share, the expected dividend yield (nil assumed) and the risk free interest rate (4.50% used) for the term of the option. Management determined 2.50 years to be the average expected likely life of the options and utilized the simplified method due to the fact that the Company has not had significant options granted to develop historical data to provide a reasonable basis to estimate option lives. Volatility rates were calculated at the grant date of each option tranche and rates of 116.95% and 120.89% respectively were used.

As of December 31, 2011, there are outstanding Warrants to purchase 8,000,000 shares of common stock with an exercise price of $0.08 expiring June 2013.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions

Related party transactions not disclosed elsewhere in these consolidated financial statements include:

a)	During the nine-month period ended September 30, 2012 consulting fees of $297,190 (September 30, 2011: $191,742) were incurred to directors and officers (or companies of the officers and directors) of the Company. The transactions were recorded at the exchange amount, being the value established and agreed to by the related parties.

b)	Included in accounts payable and accrued expenses and advances payable (related parties) at September 30, 2012 and December 31, 2011 were $322,419 and $Nil respectively payable to officers and directors of the Company for consulting fees and various expenses incurred on behalf of the Company.

8.	Related Party Transactions

Related party transactions not disclosed elsewhere in these consolidated financial statements include:

a.	During the fiscal year 2011, consulting fees of $295,701 (2010: $339,591) were incurred to directors and officers of the Company. The transactions were recorded at the exchange amount, being the value established and agreed to by the related parties.

b.	Included in accounts payable and accrued expenses (related parties) at December 31, 2011 is nil (2010: $17,264) payable to an officer and director of the Company for consulting fees and various expenses incurred on behalf of the Company.

Non-Cash Investing and Financing Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Non-Cash Investing and Financing Activities [Abstract]
Non-Cash Investing and Financing Activities
8.	Non-Cash Investing and Financing Activities

In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share. The shares were issued to a company who resides outside the United States of America.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non-cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. The issuance of these shares had no net effect on total shareholders' equity or results of operations as they related to fees associated with issuance of shares.

9.	Non-Cash Investing and Financing Activities

In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share. The shares were issued to a company who resides outside the United States of America.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. The issuance of these shares had no net effect on total shareholders' equity or results of operations as they related to fees associated with issuance of shares.

In September 2010 the Company issued 685,900 shares of common stock of the Company in settlement of indebtedness amounting to $205,770; paid a non cash finder's fee of 1,126,111 shares of common stock of the Company in connection with the private placement of 12,983,335 shares at $0.30 per share completed in April 2010; and paid a non cash finder's fee of 500,000 shares in connection with a property acquisition valued at $0.30 per share. The shares were issued to individuals and companies who reside outside the United States of America.

In June 2010, pursuant to an Asset Purchase Agreement, the Company issued 5 million shares of its common stock, which were authorized for issuance at $0.40 per share for the acquisition of assets further discussed in Note 3, and acquired Global Minerals Ltd. 50% participating interest in the joint venture agreement dated December 18, 2002 between Consolidated Global Minerals Ltd and the property owners of the Front Range Gold JV property.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes

a.	The Company and its subsidiary operate in several tax jurisdictions, and its income is subject to various rates of taxation. The Company has net losses for tax purposes in the United States and Brazil totaling approximately $12,067,183 and $7,169,598, respectively, which may be applied against future taxable income. Accordingly, there is no tax expense for the years ended December 31, 2011 and 2010. The potential tax benefits arising from these losses have not been recorded in the consolidated financial statements as a full valuation allowance has been recorded against them. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations. The right to claim the tax losses in the United States expire according to the following table:

Fiscal Year of Expiry	Amount $
2012	564,000
2018	331,000
2019	795,000
2020	550,000
2022	138,000
2023	90,000
2024	222,000
2025	457,000
2026	1,094,000
2027	800,000
2028	561,000
2029	479,000
2030	2,065,000
2031	3,921,183
12,067,183

Tax losses carried forward in Brazil have no expiration date and are available to offset up to 30% of annual income before tax in any year.

b.	The tax effects of temporary differences that give rise to the Company's net deferred tax asset are as follows:

	2011 $	2010 $
Tax loss carry forwards	6,540,506	5,180,000
Valuation allowance	(6,754,903)	(5,294,000)
Stock compensation expense	214,397	114,000
	-	-

c.	The reconciliation of income tax computed at the federal statutory rate to income tax expense is as follows:

	2011 $	2010 $
Tax at statutory rate	(1,573,295)	(783,000)
Movement in deferred tax asset	212,349	743,000
Change in valuation allowance for deferred tax asset	1,460,903	-
Other	(99,957)	40,000
Income tax expense	$-	$-

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent Events

On September 21, 2012, Aurora Gold Corporation (the "Company"), entered into a subscription agreement (the "Subscription Agreement ") with Alltech Capital Limited ("Investor"), pursuant to which the Company agreed to sell, and the Investor agreed to purchase, 135,000,000 shares of the Company's common stock for a purchase price of $5,000,000. The closing of the transaction contemplated by the Subscription Agreement occurred in October 2012, subject to each of the Company and Investor satisfactorily meeting or waiving the closing conditions contained in the Subscription Agreement. A copy of the Subscription Agreement was lodged with the SEC on September 27, 2012.

On October 5, 2012, the Company, completed the sale of 135,000,000 shares of the Company's common stock for a purchase price of $5,000,000, to Alltech Capital Limited pursuant to the terms of a subscription agreement entered into between the Company and the Alltech Capital Limited dated September 21, 2012. As a result of the sale of 135,000,000 shares of the Company's common stock of approximately 54%, a change in control of the Company has occurred. As a condition to the closing of the transaction, the Company agreed to increase the size of its board of directors to five (5) members and to appoint two board members selected by the Investor. The board of directors appointed each of Messrs. Vladimir Bernshtein and Andrey Ratsko to serve as directors of the Company. Additionally, Mr. Bernshtein has been named as the Company's Chief Business Development Director.

Other than the aforementioned there were no subsequent events at the date of filing.

11.	Subsequent events

(a)	Effective January 13, 2012, the Company's board of directors granted 1,600,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of January 13, 2012, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including the 12th day of January 2017.
(b)	On 20th January 2012 the Company's Kumealon claim over the property was relinquished.

Summary of Significant Accounting Policies (Policy)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Preparation
a.	Basis of Preparation

The Company follows accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets accounting principles generally accepted (GAAP) in the United States that the Company follows to ensure they consistently report their financial condition, results of operations, and cash flows. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (ASC) or also referred to as Codification.

These interim consolidated financial statements have been prepared in accordance with GAAP and include the accounts of the Company and its wholly owned subsidiaries, Aurora Gold Mineração Ltda ("Aurora Gold Mineração") and AGC Resources LLC ("AGC") (through to date of disposition of AGC, June 14, 2011). Collectively, they are referred to herein as "the Company". Significant inter-company accounts and transactions have been eliminated.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such Securities and Exchange Commission (SEC) rules and regulations. The interim period consolidated financial statements should be read together with the audited consolidated financial statements and accompanying notes included in the Company's audited consolidated financial statements for the year ended December 31, 2011. In the opinion of the management of the Company, the unaudited consolidated financial statements contained herein contain all adjustments (consisting of a normal recurring nature) necessary to present a fair statement of the results of the interim periods presented.

Use of Estimates
b.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

Cash Equivalents
c.	Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity date of three months or less when purchased. The Company has cash equivalents of $1,241 and $93,302 at September 30, 2012 and 2011 respectively. Amounts paid for income taxes during the periods ended September 30, 2012 and 2011 were nil; and for interest paid nil respectively.

Buildings and Equipment
d.	Buildings and Equipment

Buildings and equipment are carried at cost (including development and preproduction costs, capitalized interest, other financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred. On the commencement of commercial production, depletion of each mining property is provided on the unit-of-production basis, using estimated proven and probable reserves as the depletion basis. Buildings and equipment utilized directly in commercial mining activities are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method. Depreciation for non-mining equipment is provided over the following useful lives:

-	Vehicles	10 years
-	Office equipment, furniture and fixtures	2 to 10 years

The Company reviews the carrying values of its buildings and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with values beyond proven and probable reserves and resources. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular property for which there are identifiable cash flows. Buildings and equipment utilized directly in commercial mining activities are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method.

Mineral Property Reclamation Bonds and Other Related Refundable Costs
e.	Mineral Property Reclamation Bonds and Other Related Refundable Costs

Costs paid for the purchase of reclamation bonds and other related costs that are refundable are capitalized. If amounts paid are not to be refunded then they will be expensed when it is determined they will not be refunded.

Mineral Properties and Exploration Expenses
f.	Mineral Properties and Exploration Expenses

The Company accounts for its mineral properties on a cost basis whereby all direct costs, net of pre-production revenue, relative to the acquisition of the properties are capitalized. All sales and option proceeds received are first credited against the costs of the related property, with any excess credited to earnings. Once commercial production has commenced, the net costs of the applicable property will be charged to operations using the unit-of-production method based on estimated proven and probable recoverable reserves. The net costs related to abandoned properties are charged to operations.

Exploration costs are charged to operations as incurred until such time that proven reserves are discovered. From that time forward, the Company will capitalize all costs to the extent that future cash flow from mineral reserves equals or exceeds the costs deferred. The deferred costs will be amortized over the recoverable reserves when a property reaches commercial production. As at September 30, 2012 and 2011, the Company does not have proven reserves. Exploration activities conducted jointly with others are reflected at the Company's proportionate interest in such activities.

The Company reviews the carrying values of its mineral properties on a regular basis by reference to the project economics including the timing of the exploration or development work, the program of works and the exploration results experienced by the Company and others. The review of the carrying value of any producing property will be made by reference to the estimated future operating results and net cash flows. When the carrying value of a property exceeds its estimated net recoverable amount, provision is made for the decline in value.

The recoverability of the amounts recorded for mineral properties is dependent on the confirmation of economically recoverable reserves, confirmation of the Company's interest in the underlying mineral claims, the ability of the Company to obtain the necessary financing to successfully complete their development and the attainment of future profitable operations or proceeds from disposal.

Estimated costs related to site restoration programs during the commercial development stage of the property are accrued over the life of the project.

Stock-Based Compensation
g.	Stock-Based Compensation

The Company accounts for share-based payments under the fair value method of accounting for stock-based compensation consistent with GAAP. Under the fair value method, stock-based compensation cost is measured at the grant date based on the fair value of the award using the Black-Sholes option pricing model and is recognized to expense on a straight-line basis over the requisite service period, which is generally the vesting period. Where upon grant the options vest immediately the stock-based costs are expensed immediately.

Interest Expense
h.	Interest Expense
Interest expense for the periods ended September 30, 2012 and 2011 were nil.
Foreign Currency Translation and Transactions
i.	Foreign Currency Translation and Transactions

The Company's reporting currency is the United States Dollar (USD). Aurora Gold Mineração Ltda is a foreign operation and its functional currency is the Brazilian Real (Real). Certain contractual obligations in these consolidated financial statements are stated in Brazilian Real's. At the periods ended September 30, 2012 and 2011 the Brazilian Real exchange rate to the USD was $0.49290 to 1 Real (September 30, 2011: USD $0.55330 to 1 Real).

The Company translates foreign assets and liabilities of its subsidiaries, other than those denominated in USD, at the rate of exchange at the balance sheet date. Income and expenses of these subsidiaries are translated at the average rate of exchange throughout the reporting period. Gains or losses from these translations are reported as a separate component of other comprehensive income (loss) until all or a part of the investment in the subsidiaries is sold or liquidated. The translation adjustments do not recognize the effect of income tax because the Company expects to reinvest the amounts indefinitely in operations.

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in foreign exchange (gain) loss in the consolidated statements of operations.

Concentration of Credit Risk
j.	Concentration of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash with high credit quality financial institutions in Brazil and Canada. The Company occasionally has cash deposits in excess of federally insured limits. The Company had funds deposited in banks beyond the insured limits as of September 30, 2012 and 2011 respectively. The Company has not experienced any losses related to these balances, and management believes the credit risk to be minimal.

Fair Value of Financial Instruments and Risks
k.	Fair Value of Financial Instruments and Risks

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value. The carrying value of cash, accounts payable, accrued expenses and advances payable (including related parties) approximate their fair value because of the short-term nature of these instruments.

Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The Company operates outside of the United States of America (primarily in Brazil) and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates in and the USD.

Income Taxes
l.	Income Taxes

The Company has adopted ASC 740, Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. In July 2006, the FASB issued an interpretation, which clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements in accordance with GAAP. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Estimated interest and penalties related to recording uncertain tax positions when recorded are included as a component of income tax expense on the consolidated statement of operations. The Company has not recorded any liabilities for uncertain tax positions or any related interest and penalties. The Company's tax returns are open to audit for the years ending December 31, 2008 to 2011 respectively.

Basic and Diluted Net Income (Loss) Per Share
m.	Basic and Diluted Net Income (Loss) Per Share

Earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the reporting period including common stock issued effective the date committed. Common stock issuable is considered outstanding as of the original approval date for the purposes of earnings per share computations. Diluted earnings (loss) per common share is computed by dividing net earnings (loss) by the sum of (a) the basic weighted average number of shares of common stock outstanding during the period and (b) additional shares that would have been issued and potentially dilutive securities. During the nine months ended September 30, 2012 and 2011 the diluted earnings (loss) per share was equivalent to the basic earnings (loss) per share because all potentially dilutive securities were anti-dilutive due to the net losses incurred. Potentially dilutive securities consist of stock options and warrants outstanding at the end of the reporting period. Stock options outstanding as at September 30, 2012 were 9,650,000 (September 30, 2011:1,200,000). Warrants outstanding as at September 30, 2012 were 8,000,000 (September 30, 2011: Nil).

Interim Financial Statements
n.	Interim Financial Statements

In the opinion of management, the accompanying unaudited condensed financial statements contain all adjustments which include only normal recurring adjustments, necessary to present fairly the Company's financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

The unaudited financial statements should be read in conjunction with the Company's audited financial statements and notes for the year ended December 31, 2011, which are included in the Company's Annual Report on Form 10-K.

Recent Accounting Pronouncements
o.	Recent Accounting Pronouncements

The Company considers the effects of new accounting pronouncements on the accounting, presentation and disclosure of its consolidated financial statements, as such pronouncements become known. In June 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-05, Comprehensive Income or ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

- A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income.

- In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011 and the Company adopted this guidance effective January 1, 2012. In the consolidated statements of comprehensive income (loss) the Company has presented comprehensive income in a single continuous statement.

At present, there are no other such pronouncements not yet effective that the Company expects will have a material impact on these consolidated financial statements.

Mineral Properties and Exploration Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Mineral Properties and Exploration Expenses [Abstract]
Schedule of Net Book Value of Assets Transferred on Sale
Reclamation bonds	$245,221
Buildings and equipment	$753,605
Participating interest in mineral property	$1,758,685
$2,757,511

Stock Options (Tables)	9 Months Ended
Sep. 30, 2012
Stock Options and Warrants [Abstract]
Summary of Stock Option Activity
	Stock Options #	Weighted Average Exercise Price $	Remaining Contractual Life (years) As At	Aggregate Intrinsic value As At
Outstanding and exercisable at December 31, 2011	9,050,000	0.110	4.28	36,500
Forfeited during quarter March 31, 2012	(200,000)	0.260	-	-
Granted during quarter March 31, 2012	1,600,000	0.050	-	-
Outstanding and exercisable at March, 31, 2012	10,450,000	0.090	4.21	42,000
Granted during quarter June 30, 2012	200,000	0.065	-	-
Outstanding and exercisable at June, 30, 2012	10,650,000	0.097	3.97	34,125
Forfeited during quarter September 30, 2012	(1,000,000)	0.260	-	-
Granted during quarter September 30, 2012	-	-	-	-
Outstanding and exercisable at September, 30, 2012	9,650,000	0.080	3.74	52,500

Organization, Nature of Business, Going Concern and Management's Plans (Details) (USD $)	9 Months Ended		12 Months Ended		195 Months Ended	203 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Organization, Nature of Business, Going Concern and Management's Plans [Abstract]
Net cash used in operating activities	$ (381,481)	$ (986,424)	$ (1,062,075)	$ (2,423,112)	$ (14,307,979)	$ (14,689,460)

Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Cash and cash equivalents	1,241	93,302
Buildings and Equipment
Brazilian Real exchange rate to USD	0.4929	0.5533
Stock Options [Member]
Basic and Diluted Net Income (Loss) Per Share
Potentially dilutive securities outstanding	9,650,000	1,200,000
Warrant [Member]
Basic and Diluted Net Income (Loss) Per Share
Potentially dilutive securities outstanding	8,000,000
Vehicles [Member]
Buildings and Equipment
Useful life	10 years
Furniture, Fixtures and Office Equipment [Member] | Minimum [Member]
Buildings and Equipment
Useful life	2 years
Furniture, Fixtures and Office Equipment [Member] | Maximum [Member]
Buildings and Equipment
Useful life	10 years

Mineral Properties and Exploration Expenses (Narrative) (Details) (BRL)	1 Months Ended		1 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended
	Jun. 30, 2008	Sep. 13, 2006 DNPM Processes 850.684/06 [Member] Mineral Rights Granted [Member] ha	Nov. 30, 2006 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member]	Sep. 28, 2009 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member] ha	Sep. 27, 2009 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member] ha	Aug. 20, 2010 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member] New Exploration Permit [Member] ha	Jan. 19, 2006 DNPM Processes 850.012/06 [Member] Exploration Claims Submitted [Member] ha	Jan. 19, 2006 DNPM Processes 850.013/06 [Member] Exploration Claims Submitted [Member] ha	Mar. 07, 2006 DNPM Process 850.119/06 [Member] Exploration Claims Submitted [Member] ha	Sep. 15, 2006 DNPM Process 859.587/95 [Member] Mineral Rights Granted [Member] ha	Apr. 17, 2007 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Claims Submitted [Member] ha	Aug. 08, 2006 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Claims Submitted [Member] ha	Jan. 19, 2006 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Claims Submitted [Member] ha	Feb. 15, 2011 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Rights [Member] ha
Mineral Properties [Line Items]
Exploration permit covering area		4,914.18		5,651.98	6,756	6,656.2	1,128.08	750.55	1,068.72	5,000	4,036	4,276.03	421.45	4,273.03
Exploration permit granted period			3 years			3 years				3 years				3 years
Payment for acquisition of Tenements	120,000

Mineral Properties and Exploration Expenses (Sale of AGC Resources) (Details) (AGC Resources LLC [Member], USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Jun. 14, 2011
AGC Resources LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of subsidiary, total price			$ 2,000,000
Sale of subsidiary, contingent proceeds			1,000,000
Sale of subsidiary, royalty percentage			5.00%
Sale of subsidiary, loss recognized		(2,757,511)
Impairment on reclamation bonds	$ 245,221

Mineral Properties and Exploration Expenses (Schedule of Net Book Value of Assets Transferred on Sale) (Details) (AGC Resources LLC [Member], USD $)	Jun. 14, 2011
AGC Resources LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reclamation bonds	$ 245,221
Buildings and equipment	753,605
Participating interest in mineral property	1,758,685
Net book value of the assets transferred	$ 2,757,511

Advances Payable (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Advances Payable [Abstract]
Proceeds from advances	$ 50,000	$ 105,000
Advances payable - related party		$ 92,000	$ 82,000

Common Stock (Details) (USD $)	0 Months Ended				1 Months Ended																										3 Months Ended	12 Months Ended				0 Months Ended	9 Months Ended	0 Months Ended			1 Months Ended	3 Months Ended
	Sep. 21, 2012	Apr. 16, 2012	Dec. 20, 2011	Dec. 15, 2011	Apr. 30, 2012	Mar. 31, 2012	Oct. 31, 2011	Sep. 30, 2011	May 31, 2011	Apr. 30, 2011	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2008	Sep. 30, 2007	Aug. 31, 2007	Jul. 31, 2007	Mar. 31, 2007	Feb. 28, 2006	Jul. 31, 2005	Jan. 31, 2004	Dec. 31, 2003	Apr. 30, 2000	Mar. 31, 1999	Feb. 28, 1999	Dec. 31, 1998	Nov. 30, 1998	May 31, 1998	Mar. 31, 1997	Mar. 31, 2012	Dec. 31, 1996	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 20, 2011 Maximum [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 21, 2012 Common Stock [Member]	Apr. 16, 2012 Common Stock [Member]	Dec. 20, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]
Common Stock [Abstract]
Registration Statement, number of units offered							50,000,000
Registration Statement, offering price per unit							$ 0.1
Registration Statement, number of shares consisted in each unit							1
Common stock, par value per share																																	$ 0.001	$ 0.001	$ 0.001
Number of warrants consisted in each unit			1				1
Number of shares called by each warrant							1
Exercise price of the warrants			0.08				0.2
Warrant exercise period			18 months				2 years
Date from which warrants are exercisable			Dec 20, 2011				Nov 1, 2011
Warrant expiration date			Jun 20, 2013				Oct 31, 2013
Unit offering expire date							Jan 20, 2013																	Apr 30, 2000
Class of Stock [Line Items]
Number of shares to be issued under subscription agreement																																						135,000,000
Purchase price of shares to be issued under subscription agreement	$ 5,000,000
Issuance of common stock, shares												1,126,111																											1,316,000	8,000,000	1,671,000	625,217
Issuance of common stock, value		78,960	320,000																												37,513
Common stock subscription, cash commission as a percentage of funds received																																				8.00%	8.00%
Issuance of common stock, issuance costs																				110,000										4,842						25,600	48,000
Common stock subscription , maximum subscription																																					600,000
Advances for stock subscriptions						37,513																									37,513			20,000
Debt Conversion [Line Items]
Debt settled with common stock				218,754	18,000	119,454
Issuance of common stock for settlement of indebtedness				10,937,721	300,000	1,990,900
Accounts payable and accrued expenses						14,454																									14,454		254,974	400,644	354,755
Commission paid																															$ 8,800
Shares issued for services								150,000		450,000
Issuance of common stock, per share		$ 0.06	$ 0.04	$ 0.02	$ 0.06	$ 0.06		$ 0.16	$ 0.042		$ 0.4	$ 0.3	$ 0.3	$ 0.06	$ 0.1	$ 0.2	$ 0.2	$ 0.25	$ 0.5	$ 0.5	$ 0.05	$ 0.25	$ 0.25		$ 0.656	$ 0.81	$ 0.75	$ 0.75	$ 1.25	$ 1	$ 0.06	$ 0.001

Stock Options (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended			0 Months Ended				3 Months Ended		9 Months Ended
	Dec. 20, 2011	Oct. 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Apr. 10, 2012 2007 Stock Option Plan [Member]	Jan. 13, 2012 2007 Stock Option Plan [Member]	Nov. 24, 2011 2007 Stock Option Plan [Member]	Oct. 11, 2011 2007 Stock Option Plan [Member]	Jun. 30, 2012 2007 Stock Option Plan [Member]	Mar. 31, 2012 2007 Stock Option Plan [Member]	Sep. 30, 2012 2007 Stock Option Plan [Member]	Sep. 30, 2012 2007 Stock Option Plan [Member] Employees Who Hold More than 10% of the Company's Capital Stock on the Date of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate percentage of total shares of common stock outstanding reserved for awards												10.00%
Maximum shares of common stock plan participant may receive in any one calendar year												2,500,000
Exercise price of incentive stock option as a percentage of fair market value of common stock on date of grant												100.00%	110.00%
Stock options granted				200,000	1,600,000	200,000	1,600,000	3,650,000	4,200,000
Stock options granted, issue date						Apr 10, 2012	Jan 13, 2012	Nov 24, 2011	Oct 11, 2011
Stock options granted, effective date						Apr 10, 2012	Jan 13, 2012	Nov 24, 2011	Oct 11, 2011
Stock options granted, vesting date						Apr 10, 2012	Jan 13, 2012	Nov 24, 2011	Oct 11, 2011
Stock options granted, exercise price						$ 0.065	$ 0.05	$ 0.05	$ 0.12
Stock options granted, exercisable date						Apr 9, 2017	Jan 12, 2017	Nov 23, 2016	Oct 10, 2016
Stock options, lapsed			1,000,000		200,000
Stock options granted, term						5 years	5 years	5 years	5 years
Stock options granted, fair value										$ 11,979	$ 43,681
Stock options granted fair value assumptions, risk free interest rate										4.50%	4.50%
Stock options granted fair value assumptions, expected term										2 years 6 months	2 years 6 months
Stock options granted fair value assumptions, volatility rates										161.04%	120.89%
Warrants outstanding												800,000
Warrants outstanding, exercise price	0.08	0.2										0.08
Warrants outstanding, expiration date	Jun 20, 2013	Oct 31, 2013										Jun 20, 2013

Stock Options (Summary of Stock Option Activity) (Details) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Stock Options
Outstanding and exercisable beginning balance	1,650,000	10,450,000	9,050,000
Forfeited	(1,000,000)		(200,000)
Granted		200,000	1,600,000
Outstanding and exercisable at ending balance	9,650,000	1,650,000	10,450,000	9,050,000
Weighted Average Exercise Price
Outstanding and exercisable beginning balance	$ 0.097	$ 0.09	$ 0.11
Forfeited	$ 0.26		$ 0.26
Granted		$ 0.065	$ 0.05
Outstanding and exercisable at ending balance	$ 0.08	$ 0.097	$ 0.09	$ 0.11
Remaining Contractual Life (years)
Remaining Contractual Life (years)	3 years 8 months 27 days	3 years 11 months 19 days	4 years 2 months 16 days	4 years 3 months 11 days
Aggregate Intrinsic value
Outstanding and exercisable beginning balance	$ 34,125	$ 42,000	$ 36,500
Forfeited
Granted
Outstanding and exercisable ending balance	$ 52,500	$ 34,125	$ 42,000	$ 36,500

Related Party Transactions (Details) (Directors and Officers [Member], USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Directors and Officers [Member]
Related Party Transaction [Line Items]
Consulting fees incurred to directors and officers	$ 297,190	$ 191,742
Payable to officer/director for consulting fee and various expenses	$ 322,419

Non-Cash Investing and Financing Activities (Details) (USD $)	1 Months Ended
	Apr. 30, 2011 Finders' Fee [Member]	Sep. 30, 2011 Outside Services [Member]
Other Significant Noncash Transactions [Line Items]
Shares issued, shares	$ 450,000	$ 150,000
Shares issued, per share price		$ 0.16

Subsequent Events (Details) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended
	Sep. 21, 2012	Apr. 16, 2012	Dec. 20, 2011	Apr. 30, 2010	Mar. 31, 2012	Sep. 21, 2012 Common Stock [Member]	Apr. 16, 2012 Common Stock [Member]	Dec. 20, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Oct. 05, 2012 Subsequent Event [Member] Issuance of Equity [Member]	Oct. 05, 2012 Subsequent Event [Member] Issuance of Equity [Member] Common Stock [Member]
Subsequent Event [Line Items]
Number of shares to be issued under subscription agreement						135,000,000
Purchase price of shares to be issued under subscription agreement	$ 5,000,000
Issuance of common stock, shares				1,126,111			1,316,000	8,000,000	1,671,000	625,217		135,000,000
Issuance of common stock, value		$ 78,960	$ 320,000		$ 37,513						$ 5,000,000
Change in ownership interest percentage											54.00%